UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust

(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 to October 31, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 8, 2025 (Accession Number 0001133228-25-000272). The purpose of this amendment is to include in the Notes to the Financial Statements the required disclosure regarding the Board of Trustees’ considerations in approving the Investment Advisory Agreement for the new Funds launched during the period covered by the report. The original Form N-CSR filing unintentionally omitted such disclosures in error.  Except as set forth above this amendment does not amend, update or change any other items found in the original Form N-CSR filing, the entirety of which is incorporated here by reference.

Item 1. Reports to Stockholders.

(a)

Pacer American Energy Independence ETF
USAI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer American Energy Independence ETF	$90	0.75%
FACTORS INFLUENCING FUND PERFORMANCE
The transportation of oil and gas through pipelines remains critical to the energy infrastructure in the US. This year saw that play out with pipeline companies performing well. Companies plan on increasing the flow as demand continues in the US and the world as the US plans on exporting more oil and gas.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/12/2017)
Pacer American Energy Independence ETF NAV	40.90	17.41	12.07
S&P 500 TR	38.02	15.27	13.61
American Energy Independence Total Return Index	42.44	18.78	13.35
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer American Energy Independence ETF	PAGE 1	TSR-AR-69374H634

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$63,905,674
Number of Holdings	27
Net Advisory Fee	$400,222
Portfolio Turnover	22%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	16.2%
Williams Cos., Inc.	8.0%
Kinder Morgan, Inc.	7.8%
TC Energy Corp.	7.6%
ONEOK, Inc.	7.1%
Energy Transfer LP	7.0%
Enbridge, Inc.	6.9%
Targa Resources Corp.	4.4%
Cheniere Energy, Inc.	4.3%
Pembina Pipeline Corp.	4.2%

Top Sectors**	(%)
Energy	99.6%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer American Energy Independence ETF	PAGE 2	TSR-AR-69374H634

Pacer BlueStar Digital Entertainment ETF
ODDS (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Digital Entertainment ETF	$72	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
The market for gaming, eSports and gambling continues to expand in the US and around the world and the fund has been able to take advantage of this growing trend.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/07/2022)
Pacer BlueStar Digital Entertainment ETF NAV	38.38	8.54
S&P GLOBAL 1200 (TR)	34.17	10.04
BlueStar Global Online Gambling Video Gaming and eSports NTR	39.84	9.20
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer BlueStar Digital Entertainment ETF	PAGE 1	TSR-AR-69374H394

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$959,624
Number of Holdings	44
Net Advisory Fee	$5,176
Portfolio Turnover	49%
30-Day SEC Yield	0.43%
30-Day SEC Yield Unsubsidized	0.43%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Tencent Holdings Ltd.	8.5%
Flutter Entertainment PLC	8.0%
Evolution AB	7.6%
DraftKings, Inc.	7.2%
AppLovin Corp. - Class A	4.2%
La Francaise des Jeux SAEM	3.9%
Entain PLC	3.1%
Nintendo Co. Ltd.	3.0%
NetEase, Inc.	2.9%
Advanced Micro Devices, Inc.	2.8%

Top Sectors**	(%)
Consumer Discretionary	51.1%
Communication Services	37.8%
Information Technology	9.8%
Cash & Other	1.3%

Top Ten Countries	(%)
United States	29.4%
China	12.9%
Sweden	10.8%
Japan	9.8%
Ireland	8.3%
France	5.1%
Australia	4.2%
United Kingdom	3.4%
IM	2.6%
Cash & Other	13.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Digital Entertainment ETF	PAGE 2	TSR-AR-69374H394

Pacer BlueStar Engineering the Future ETF
BULD (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Engineering the Future ETF	$65	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
The market for robotics and automation, along with the increased spending on AI continues to expand and receive continued investment dollars in the US and around the world and the fund has been able to take advantage of this trend.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/04/2022)
Pacer BlueStar Engineering the Future ETF NAV	16.48	0.22
S&P GLOBAL 1200 (TR)	34.17	12.36
S&P GLOBAL 1200 - Industrials Sector TR	36.38	14.82
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer BlueStar Engineering the Future ETF	PAGE 1	TSR-AR-69374H410

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$821,958
Number of Holdings	53
Net Advisory Fee	$5,436
Portfolio Turnover	19%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.19%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Autodesk, Inc.	11.2%
Siemens AG	6.0%
ASML Holding NV	5.7%
Dassault Systemes SE	5.6%
Applied Materials, Inc.	5.0%
Ansys, Inc.	4.8%
Proto Labs, Inc.	4.3%
Renishaw PLC	4.3%
Stratasys Ltd.	3.9%
Keyence Corp.	3.9%

Top Sectors**	(%)
Information Technology	72.8%
Industrials	24.6%
Consumer Discretionary	1.5%
Health Care	1.0%
Cash & Other	0.1%

Top Ten Countries	(%)
United States	55.5%
Japan	13.3%
Germany	7.4%
Netherlands	7.2%
France	5.6%
United Kingdom	4.3%
Israel	3.7%
Sweden	1.0%
Belgium	0.5%
Cash & Other	1.5%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Engineering the Future ETF	PAGE 2	TSR-AR-69374H410

Pacer Developed Markets Cash Cows Growth Leaders ETF
EAFG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets Cash Cows Growth Leaders ETF	$40	0.65%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from March 20, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
FACTORS INFLUENCING FUND PERFORMANCE
The market for high free cash flow companies and growth companies around the world continues to grow and EAFG is well positioned to maximize returns based on these trends.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/20/2025)
Pacer Developed Markets Cash Cows Growth Leaders ETF NAV	-1.78
MSCI THE WORLD INDEX Net (USD)	7.81
MSCI EAFE Net (USD)	2.23
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H345

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$488,796
Number of Holdings	100
Net Advisory Fee	$2,886
Portfolio Turnover	33%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Pro Medicus Ltd.	3.5%
Recruit Holdings Co. Ltd.	3.2%
ZOZO, Inc.	2.3%
Singapore Telecommunications Ltd.	2.1%
Kansai Electric Power Co., Inc.	2.1%
Konami Holdings Corp.	2.0%
Prosus NV	2.0%
Tele2 AB - Class B	1.9%
AstraZeneca PLC	1.9%
WiseTech Global Ltd.	1.8%

Top Sectors**	(%)
Communication Services	20.4%
Consumer Discretionary	18.0%
Information Technology	17.8%
Health Care	16.4%
Industrials	14.4%
Utilities	5.5%
Consumer Staples	3.4%
Materials	2.4%
Energy	1.3%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H345

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
QSIX (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$6	0.62%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from September 23, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
FACTORS INFLUENCING FUND PERFORMANCE
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF (QSIX) was launched in September 2024. The ETF has performed as expected since its IPO. The fund is still in the seed capital stage. The fund will declare its first quarterly distribution at the end of December 2024. Pacer expects the fund to meet its 6x target rate versus the Nasdaq-100 Index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV	0.54
S&P 500 TR	-0.13
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600	0.38
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	PAGE 1	TSR-AR-69374H287

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,392,122
Number of Holdings	103
Net Advisory Fee	$3,918
Portfolio Turnover	0%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Apple, Inc.	7.9%
Nvidia Corp.	7.5%
Microsoft Corp.	7.0%
Broadcom, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.5%
Amazon.com, Inc.	4.5%
Tesla Motors, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Costco Wholesale Corp.	2.3%
Alphabet, Inc. - Class C	2.2%

Top Sectors**	(%)
Information Technology	44.8%
Communication Services	14.7%
Consumer Discretionary	12.1%
Consumer Staples	5.3%
Health Care	5.2%
Industrials	4.1%
Materials	1.3%
Utilities	1.3%
Financials	0.5%
Cash & Other	10.7%

Top Ten Countries	(%)
United States	87.5%
Netherlands	0.8%
Uruguay	0.6%
Ireland	0.5%
United Kingdom	0.3%
BRITAIN	0.2%
Canada	0.2%
Australia	0.2%
Cash & Other	9.7%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	PAGE 2	TSR-AR-69374H287

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
QDPL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$74	0.63%
FUND DESCRIPTION AND INVESTMENT STRATEGY
The fund experienced no noteworthy issues during the year and the key factor driving performance was the overall strong growth in the S&P 500 Index. From a total return perspective, QDPL captured over 90% of the S&P 500 total return, while doing so with lower overall volatility.   We expect the 2024 distributions to maintain tax efficiency comparable to FY2023.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/12/2021)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV	34.25	9.10
S&P 500 TR	38.02	9.96
Metaurus US Large Cap Target Dividend Total Return - Series 400	34.68	9.62
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 1	TSR-AR-69374H436

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$594,106,177
Number of Holdings	515
Net Advisory Fee	$2,202,966
Portfolio Turnover	7%
30-Day SEC Yield	0.95%
30-Day SEC Yield Unsubsidized	0.95%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Top Holdings	(%)
Apple, Inc.	6.4%
Nvidia Corp.	6.1%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.3%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.5%
Berkshire Hathaway, Inc. - Class B	1.5%
Broadcom, Inc.	1.5%
United States Treasury Note/Bond	1.4%

Top Sectors**	(%)
Information Technology	28.4%
Financials	12.0%
Health Care	10.0%
Consumer Discretionary	9.0%
Government	8.3%
Communication Services	8.2%
Industrials	7.6%
Consumer Staples	5.2%
Energy	3.0%
Cash & Other	8.3%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The Fund’s Investment Advisory Fee has been reduced from 0.79% to 0.60%, effective February 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 2	TSR-AR-69374H436

Pacer Swan SOS Conservative (April) ETF
PSCW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (April) ETF	$69	0.63%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Conservative (April) ETF NAV	19.66	6.24
S&P 500 TR	38.02	12.31
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Conservative (April) ETF	PAGE 1	TSR-AR-69374H543

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,769,434
Number of Holdings	4
Net Advisory Fee	$156,892
Portfolio Turnover	10%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	100.7%
Written Options	-1.8%
Cash & Other	1.1%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.75	99.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92	1.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $366.15	-0.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $608.28	-1.5%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (April) ETF	PAGE 2	TSR-AR-69374H543

Pacer Swan SOS Conservative (January) ETF
PSCX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (January) ETF	$70	0.64%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Conservative (January) ETF NAV	19.74	7.54
S&P 500 TR	38.02	13.70
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Conservative (January) ETF	PAGE 1	TSR-AR-69374H584

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,732,854
Number of Holdings	4
Net Advisory Fee	$112,991
Portfolio Turnover	2%
30-Day SEC Yield	(0.55)%
30-Day SEC Yield Unsubsidized	(0.55)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	106.1%
Written Options	-7.1%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.23	105.8%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $451.54	0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $332.72	-0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $542.80	-7.0%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (January) ETF	PAGE 2	TSR-AR-69374H584

Pacer Swan SOS Conservative (July) ETF
PSCJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (July) ETF	$71	0.64%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Conservative (July) ETF NAV	22.80	7.58
S&P 500 TR	38.02	10.54
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Conservative (July) ETF	PAGE 1	TSR-AR-69374H535

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$37,236,832
Number of Holdings	4
Net Advisory Fee	$115,227
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	101.2%
Written Options	-2.1%
Cash & Other	0.9%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.99	98.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01	2.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $380.95	-0.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.00	-1.6%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (July) ETF	PAGE 2	TSR-AR-69374H535

Pacer Swan SOS Conservative (October) ETF
PSCQ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (October) ETF	$70	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Conservative (October) ETF NAV	16.24	8.01
S&P 500 TR	38.02	11.24
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Conservative (October) ETF	PAGE 1	TSR-AR-69374H527

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,957,932
Number of Holdings	4
Net Advisory Fee	$56,838
Portfolio Turnover	0%
30-Day SEC Yield	(0.54)%
30-Day SEC Yield Unsubsidized	(0.54)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	101.8%
Written Options	-2.7%
Cash & Other	0.9%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.31	98.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07	3.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $401.63	-0.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $641.18	-1.9%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (October) ETF	PAGE 2	TSR-AR-69374H527

Pacer Swan SOS Flex (April) ETF
PSFM (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (April) ETF	$72	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Flex (April) ETF NAV	22.39	9.98
S&P 500 TR	38.02	12.31
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Flex (April) ETF	PAGE 1	TSR-AR-69374H477

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$24,645,018
Number of Holdings	5
Net Advisory Fee	$144,162
Portfolio Turnover	4%
30-Day SEC Yield	(0.57)%
30-Day SEC Yield Unsubsidized	(0.57)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	101.8%
Written Options	-2.4%
Cash & Other	0.6%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.86	99.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $313.84	0.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $418.46	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $609.53	-1.5%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (April) ETF	PAGE 2	TSR-AR-69374H477

Pacer Swan SOS Flex (January) ETF
PSFD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (January) ETF	$72	0.64%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Flex (January) ETF NAV	25.23	12.57
S&P 500 TR	38.02	13.70
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Flex (January) ETF	PAGE 1	TSR-AR-69374H576

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$47,066,984
Number of Holdings	5
Net Advisory Fee	$246,897
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	0.6%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.32	105.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $285.19	0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $380.25	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $548.65	-6.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (January) ETF	PAGE 2	TSR-AR-69374H576

Pacer Swan SOS Flex (July) ETF
PSFJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETFfor the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (July) ETF	$74	0.66%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Flex (July) ETF NAV	24.30	10.46
S&P 500 TR	38.02	10.54
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Flex (July) ETF	PAGE 1	TSR-AR-69374H469

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,112,908
Number of Holdings	5
Net Advisory Fee	$169,959
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.10	99.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $326.53	0.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.32	-1.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $435.38	-1.8%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (July) ETF	PAGE 2	TSR-AR-69374H469

Pacer Swan SOS Flex (October) ETF
PSFO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (October) ETF	$71	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Flex (October) ETF NAV	17.90	10.71
S&P 500 TR	38.02	11.24
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Flex (October) ETF	PAGE 1	TSR-AR-69374H451

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,738,298
Number of Holdings	5
Net Advisory Fee	$96,539
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	103.5%
Written Options	-4.6%
Cash & Other	1.1%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.43	97.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	5.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $344.26	0.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $650.13	-1.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $459.01	-3.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (October) ETF	PAGE 2	TSR-AR-69374H451

Pacer Swan SOS Fund of Funds ETF
PSFF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETFfor the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Fund of Funds ETF	$15	0.14%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS Fund of Funds (PSFF) performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the Fund rotated its exposure to emphasize those ETFs with favorable risk/return characteristics. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago. Moreover, the Conservative funds had more attractive upside/downside risk characteristics than the more aggressive Flex series and were therefore favored in PSFF.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Pacer Swan SOS Fund of Funds ETF NAV	20.19	9.42
S&P 500 TR	38.02	13.45
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Fund of Funds ETF	PAGE 1	TSR-AR-69374H568

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$377,740,897
Number of Holdings	12
Net Advisory Fee	$408,105
Portfolio Turnover	0%
30-Day SEC Yield	(0.10)%
30-Day SEC Yield Unsubsidized	(0.10)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.5%
Cash & Other	0.5%

Top 10 Securities	(%)
Pacer Swan SOS Moderate (July) ETF	16.9%
Pacer Swan SOS Moderate (January) ETF	15.6%
Pacer Swan SOS Moderate (April) ETF	14.5%
Pacer Swan SOS Moderate (October) ETF	9.8%
Pacer Swan SOS Conservative (April) ETF	8.9%
Pacer Swan SOS Conservative (July) ETF	8.6%
Pacer Swan SOS Flex (January) ETF	6.5%
Pacer Swan SOS Flex (July) ETF	4.7%
Pacer Swan SOS Flex (April) ETF	4.0%
Pacer Swan SOS Conservative (January) ETF	3.9%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.18% to 0.12%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Fund of Funds ETF	PAGE 2	TSR-AR-69374H568

Pacer Swan SOS Moderate (April) ETF
PSMR (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (April) ETF	$70	0.64%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Moderate (April) ETF NAV	19.06	8.19
S&P 500 TR	38.02	12.31
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Moderate (April) ETF	PAGE 1	TSR-AR-69374H519

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,072,548
Number of Holdings	4
Net Advisory Fee	$374,361
Portfolio Turnover	24%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	101.9%
Written Options	-2.7%
Cash & Other	0.8%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.81	100.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.12	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61	-0.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $600.38	-2.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (April) ETF	PAGE 2	TSR-AR-69374H519

Pacer Swan SOS Moderate (January) ETF
PSMD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (January) ETF	$70	0.64%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Moderate (January) ETF NAV	19.93	9.14
S&P 500 TR	38.02	13.70
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Moderate (January) ETF	PAGE 1	TSR-AR-69374H550

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$68,101,982
Number of Holdings	4
Net Advisory Fee	$405,300
Portfolio Turnover	2%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	106.6%
Written Options	-7.6%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.28	106.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.36	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $404.01	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $540.19	-7.4%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (January) ETF	PAGE 2	TSR-AR-69374H550

Pacer Swan SOS Moderate (July) ETF
PSMJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (July) ETF	$72	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Moderate (July) ETF NAV	21.30	9.66
S&P 500 TR	38.02	10.54
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Moderate (July) ETF	PAGE 1	TSR-AR-69374H493

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,679,700
Number of Holdings	4
Net Advisory Fee	$405,424
Portfolio Turnover	0%
30-Day SEC Yield	(0.56)%
30-Day SEC Yield Unsubsidized	(0.56)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	102.3%
Written Options	-3.3%
Cash & Other	1.0%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.04	99.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.27	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59	-1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $619.54	-2.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (July) ETF	PAGE 2	TSR-AR-69374H493

Pacer Swan SOS Moderate (October) ETF
PSMO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (October) ETF	$70	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS fund performed as expected and intended in 2024. With the S&P 500 setting record high after record high throughout the course of the year, the fund maxed out its upside cap. Due to the ongoing bull market and a reduction in volatility, the upside caps available were less generous than they were a few years ago.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Moderate (October) ETF NAV	15.64	9.42
S&P 500 TR	38.02	11.24
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Swan SOS Moderate (October) ETF	PAGE 1	TSR-AR-69374H485

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$65,649,108
Number of Holdings	4
Net Advisory Fee	$285,159
Portfolio Turnover	0%
30-Day SEC Yield	(0.55)%
30-Day SEC Yield Unsubsidized	(0.55)%
Visit https://www.paceretfs.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)*

Security Type	(%)
Purchased Options	103.2%
Written Options	-4.0%
Cash & Other	0.8%

Top 10 Securities	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.37	98.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.82	5.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.55	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70	-2.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.75% to 0.60%, effective March 1, 2024. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (October) ETF	PAGE 2	TSR-AR-69374H485

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to services not covered within the other services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2023
(a) Audit Fees	$157,700	$145,800
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$22,800	$18,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

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Pacer Developed Markets Cash Cows Growth Leaders ETF Ticker: EAFG
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Ticker: QSIX
Pacer Metaurus US Large Cap Target Dividend Multiplier 400 ETF Ticker: QDPL
Pacer Swan SOS Conservative (April) ETF Ticker: PSCW
Pacer Swan SOS Conservative (January) ETF Ticker: PSCX
Pacer Swan SOS Conservative (July) ETF Ticker: PSCJ
Pacer Swan SOS Conservative (October) ETF Ticker: PSCQ
Pacer Swan SOS Flex (April) ETF Ticker: PSFM
Pacer Swan SOS Flex (January) ETF Ticker: PSFD
Pacer Swan SOS Flex (July) ETF Ticker: PSFJ
Pacer Swan SOS Flex (October) ETF Ticker: PSFO
Pacer Swan SOS Fund of Funds ETF Ticker: PSFF
Pacer Swan SOS Moderate (April) ETF Ticker: PSMR
Pacer Swan SOS Moderate (January) ETF Ticker: PSMD
Pacer Swan SOS Moderate (July) ETF Ticker: PSMJ
Pacer Swan SOS Moderate (October) ETF Ticker: PSMO
Core Financial Statements
October 31, 2024

Pacer American Energy Independence ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.6%
Energy - 99.6%(a)
Antero Midstream Corp.	112,702	$1,619,528
Archrock, Inc.	71,792	1,437,276
Cheniere Energy, Inc.	14,344	2,745,155
DT Midstream, Inc.(b)	25,218	2,273,403
Enbridge, Inc.	109,019	4,403,511
Energy Transfer LP	272,663	4,493,486
EnLink Midstream LLC	103,941	1,542,484
Enterprise Products Partners LP	88,348	2,532,054
Excelerate Energy, Inc. - Class A	54,578	1,303,323
Genesis Energy LP	76,808	868,698
Gibson Energy, Inc.	84,914	1,408,779
Hess Midstream LP - Class A	41,240	1,428,966
Keyera Corp.	62,481	1,918,833
Kinder Morgan, Inc.(b)	202,770	4,969,893
Kinetik Holdings, Inc.(b)	28,288	1,376,777
Kodiak Gas Services, Inc.(b)	39,369	1,255,084
MPLX LP	58,075	2,579,692
New Fortress Energy, Inc.(b)	123,052	1,034,867
NextDecade Corp.(b)(c)	248,167	1,449,295
ONEOK, Inc.	47,028	4,556,073
Pembina Pipeline Corp.	63,807	2,669,413
Plains GP Holdings LP - Class A	80,526	1,385,047
Targa Resources Corp.	16,950	2,829,972
TC Energy Corp.	105,040	4,885,546
Western Midstream Partners LP	41,730	1,574,473
Williams Cos., Inc.	97,392	5,100,419
		63,642,047
TOTAL COMMON STOCKS (Cost $43,074,673)		63,642,047
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	10,336,726	10,336,726
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING (Cost $10,336,726)		10,336,726
TOTAL INVESTMENTS - 115.8% (Cost $53,411,399)		$73,978,773
Liabilities in Excess of Other Assets - (15.8)%		(10,073,099)
TOTAL NET ASSETS - 100.0%		$63,905,674

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $9,968,392 which represented 15.6% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Pacer BlueStar Digital Entertainment ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 98.7%
Communication Services - 37.8%(a)
Better Collective AS(b)	610	$7,970
Capcom Co. Ltd.	615	12,362
CD Projekt SA	270	10,828
Electronic Arts, Inc.	175	26,399
Embracer Group AB - Class A(b)	4,693	13,469
Kingsoft Corp. Ltd.	4,026	13,930
Konami Group Corp.	142	13,135
Krafton, Inc.(b)	57	13,672
NCSoft Corp.	82	12,924
NetEase, Inc. - ADR	351	28,259
Nexon Co. Ltd.	655	11,522
Nintendo Co. Ltd.	547	29,249
Pearl Abyss Corp.(b)	405	11,358
Roblox Corp. - Class A(b)	517	26,739
Skillz, Inc.(b)	826	4,766
Square Enix Holdings Co. Ltd.	290	11,370
Take-Two Interactive Software, Inc.(b)	131	21,185
Tencent Holdings Ltd.	1,574	81,915
Ubisoft Entertainment SA(b)	782	11,576
		362,628
Consumer Discretionary - 51.1%(a)
Aristocrat Leisure Ltd.	572	23,049
Bally’s Corp.(b)	599	10,453
Bandai Namco Holdings, Inc.	740	15,653
Betsson AB	1,338	17,721
DraftKings, Inc.(b)	1,944	68,662
Entain PLC	3,121	29,893
Everi Holdings, Inc.(b)	981	13,077
Evoke PLC(b)	11,220	8,893
Evolution AB(c)	772	72,510
Flutter Entertainment PLC(b)	340	79,288
GameStop Corp.(b)	681	15,105
Jumbo Interactive Ltd.	1,258	10,629
Kambi Group PLC(b)	833	10,525
La Francaise des Jeux SAEM(c)	890	37,837
Playtech PLC(b)	2,693	25,136
PointsBet Holdings Ltd.	13,509	6,990
Rank Group PLC	2,836	3,209
Rush Street Interactive, Inc.(b)	1,189	12,865
Sportradar Group AG(b)	1,197	14,855
Super Group SGHC Ltd.	3,410	13,981
		490,331

	Shares	Value
Information Technology - 9.8%
Advanced Micro Devices, Inc.(b)	187	$26,941
AppLovin Corp. - Class A(b)	236	39,976
Micro-Star International Co. Ltd.	2,267	12,595
Unity Software, Inc.(b)	747	15,000
		94,512
TOTAL COMMON STOCKS (Cost $871,253)		947,471
TOTAL INVESTMENTS - 98.7% (Cost $871,253)		$947,471
Other Assets in Excess of Liabilities - 1.3%		12,153
TOTAL NET ASSETS - 100.0%		$959,624

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $110,347 or 11.5% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

2

Pacer BlueStar Engineering the Future ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 1.5%
Denso Corp.	817	$11,891
Health Care - 1.0%
BICO Group AB (a)	2,258	8,087
Industrials - 24.6%
3D Systems Corp.(a)	9,031	27,093
Amada Co. Ltd.	218	2,171
Andritz AG	45	2,704
ATS Corp.(a)	63	1,888
AutoStore Holdings Ltd.(a)(b)	1,268	1,149
Daifuku Co. Ltd.	164	3,156
Emerson Electric Co.	182	19,705
FANUC Corp.	287	7,757
Konecranes Oyj	46	3,164
Lincoln Electric Holdings, Inc.	23	4,429
Proto Labs, Inc.(a)	1,287	35,264
Rockwell Automation, Inc.	37	9,868
Siemens AG	253	49,001
Stratasys Ltd.(a)	4,485	32,068
Yaskawa Electric Corp.	87	2,544
		201,961
Information Technology - 72.8%(c)
Advantest Corp.	196	11,771
Altair Engineering, Inc. - Class A(a)	57	5,927
Ambarella, Inc.(a)	34	1,910
Ansys, Inc.(a)	123	39,410
Applied Materials, Inc.	228	41,400
ASM International NV	16	8,897
ASML Holding NV	70	47,079
ASMPT Ltd.	179	1,954
Autodesk, Inc.(a)	324	91,951
Axcelis Technologies, Inc.(a)	18	1,536
Azbil Corp.	296	2,334
BE Semiconductor Industries NV	32	3,403
Bentley Systems, Inc. - Class B	319	15,395
Camtek Ltd.	20	1,591
Cognex Corp.	76	3,058
Dassault Systemes SE	1,342	45,835
Disco Corp.	28	8,174
FARO Technologies, Inc.(a)	1,596	27,994
Keyence Corp.	70	32,067
KLA Corp.	41	27,315
Kulicke & Soffa Industries, Inc.	41	1,839
Lam Research Corp.	390	28,997
Lasertec Corp.	27	4,161
Materialise NV - ADR(a)	648	3,830
Nano Dimension Ltd. - ADR(a)	11,957	25,947
Nemetschek SE	104	11,229
Nova Ltd.(a)	12	2,224
Omron Corp.	92	3,684

	Shares	Value
Onto Innovation, Inc.(a)	18	$3,570
PTC, Inc.(a)	155	28,726
Renishaw PLC	863	34,950
SCREEN Holdings Co. Ltd.	38	2,502
Teledyne Technologies, Inc.(a)	14	6,374
Teradyne, Inc.	49	5,204
Tokyo Electron Ltd.	97	14,901
Tokyo Seimitsu Co. Ltd.	27	1,510
		598,649
TOTAL COMMON STOCKS (Cost $836,300)		820,588
TOTAL INVESTMENTS - 99.9% (Cost $836,300)		$820,588
Other Assets in Excess of Liabilities - 0.1%		1,370
TOTAL NET ASSETS - 100.0%		$821,958

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $1,149 or 0.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

3

Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 12.0%
Aristocrat Leisure Ltd.	197	$7,976
BHP Billiton Ltd.	95	2,666
CAR Group Ltd.	157	3,903
Computershare Ltd.	288	5,000
Fortescue Metals Group Ltd.	126	1,589
Pro Medicus Ltd.	132	16,925
REA Group Ltd.	45	6,720
SEEK Ltd.	138	2,265
Transurban Group	364	3,045
WiseTech Global Ltd.	112	8,718
		58,807
Belgium - 0.6%
Anheuser-Busch InBev SA/NV	47	2,811
Denmark - 2.3%
Genmab A/S(a)	10	2,237
Novo Nordisk AS	46	5,119
Pandora A/S	24	3,619
		10,975
Finland - 1.6%
Fortum Oyj	542	7,977
France - 2.0%
Dassault Systemes SE	45	1,540
Hermes International	1	2,256
Legrand SA	43	4,846
LVMH Moet Hennessy Louis Vuitton SE	2	1,326
		9,968
Germany - 2.8%
Deutsche Telekom AG	230	6,960
SAP SE	28	6,542
		13,502
Hong Kong - 2.2%
CLP Holdings Ltd.	441	3,747
Galaxy Entertainment Group Ltd.	347	1,542
Power Assets Holdings Ltd.	849	5,652
		10,941
Ireland - 1.1%
Experian PLC	109	5,309
Israel - 5.2%
Check Point Software Technologies Ltd.(a)	36	6,236
CyberArk Software Ltd.(a)	16	4,424
Monday.com Ltd.(a)	27	7,934
Wix.com Ltd.(a)	41	6,852
		25,446
Italy - 0.4%
Moncler SpA	31	1,718

	Shares	Value
Japan - 30.9%(b)
Capcom Co. Ltd.	179	$3,607
Chugai Pharmaceutical Co. Ltd.	178	8,599
Daiichi Sankyo Co. Ltd.	205	6,720
Disco Corp.	8	2,342
FANUC Corp.	105	2,845
Fast Retailing Co. Ltd.	15	4,889
Hoya Corp.	31	4,229
Inpex Corp.	335	4,439
Japan Tobacco, Inc.	161	4,536
Kansai Electric Power Co., Inc.	621	10,034
KDDI Corp.	137	4,308
Keyence Corp.	7	3,215
Konami Holdings Corp.	107	9,923
M3, Inc.	123	1,284
Makita Corp.	258	8,580
Murata Manufacturing Co. Ltd.	159	2,833
Nexon Co. Ltd.	366	6,455
Nintendo Co. Ltd.	45	2,412
Obic Co. Ltd.	135	4,435
Ono Pharmaceutical Co. Ltd.	137	1,724
Oriental Land Co. Ltd.	53	1,292
Recruit Holdings Co. Ltd.	247	15,497
Renesas Electronics Corp.	231	3,208
Shimano, Inc.	55	8,241
Shin-Etsu Chemical Co. Ltd.	79	2,992
Shionogi & Co. Ltd.	144	2,075
Sony Group Corp.	275	4,929
Tokyo Electron Ltd.	9	1,386
Z Holdings Corp.	981	2,708
ZOZO, Inc.	345	11,287
		151,024
Luxembourg - 0.4%
Tenaris SA	114	1,878
Macau - 0.3%
Sands China Ltd.(a)	653	1,665
Netherlands - 4.9%
ASM International NV	8	4,457
BE Semiconductor Industries NV	11	1,172
Koninklijke KPN NV	1,165	4,553
Prosus NV	231	9,735
Wolters Kluwer NV	24	4,039
		23,956
New Zealand - 1.3%
Xero Ltd.(a)	63	6,198
Singapore - 2.7%
Singapore Airlines Ltd.	577	2,823
Singapore Telecommunications Ltd.	4,425	10,488
		13,311

The accompanying notes are an integral part of these financial statements.

4

Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Spain - 3.7%
Aena SME SA(c)	18	$3,975
Amadeus IT Holding SA	81	5,868
Industria de Diseno Textil SA	140	7,964
		17,807
Sweden - 4.9%
Atlas Copco AB - Class A	201	3,309
Evolution AB(c)	16	1,509
Hexagon AB - Class B	193	1,804
Tele2 AB - Class B	888	9,305
Telia Co. AB	2,795	8,122
		24,049
Switzerland - 8.8%
Cie Financiere Richemont SA	19	2,758
Geberit AG	7	4,384
Givaudan SA	1	4,744
Logitech International SA	36	2,950
Novartis AG	54	5,865
Roche Holding AG	26	8,066
Sonova Holding AG	14	5,110
Swisscom AG	7	4,264
Temenos AG	31	2,145
VAT Group AG(c)	7	2,914
		43,200
United Kingdom - 11.2%
AstraZeneca PLC	64	9,112
Auto Trader Group PLC(c)	586	6,341
British American Tobacco PLC	208	7,228
GSK PLC	147	2,640
Halma PLC	189	6,032
Informa PLC	349	3,639
Next PLC	63	7,953
Reckitt Benckiser Group PLC	34	2,054
RELX PLC	79	3,626
Sage Group PLC	133	1,663
Vodafone Group PLC	4,877	4,529
		54,817
TOTAL COMMON STOCKS (Cost $481,381)		485,359

	Shares	Value
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE	39	$1,617
TOTAL PREFERRED STOCKS (Cost $2,077)		1,617
TOTAL INVESTMENTS - 99.6% (Cost $483,458)		$486,976
Other Assets in Excess of Liabilities - 0.4%		1,820
TOTAL NET ASSETS - 100.0%		$488,796

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $14,739 or 3.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

5

Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 89.9%
Communication Services - 14.7%
Alphabet, Inc. - Class A	864	$147,839
Alphabet, Inc. - Class C	824	142,297
Charter Communications, Inc. - Class A(a)	56	18,346
Comcast Corp. - Class A	1,476	64,457
Electronic Arts, Inc.	100	15,085
Meta Platforms, Inc. - Class A	512	290,600
Netflix, Inc.(a)	164	123,989
Take-Two Interactive Software, Inc.(a)	68	10,997
T-Mobile US, Inc.	444	99,083
Trade Desk, Inc. - Class A(a)	172	20,676
Warner Bros Discovery, Inc.(a)	936	7,610
		940,979
Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A(a)	168	22,645
Amazon.com, Inc.(a)	1,552	289,292
Booking Holdings, Inc.	12	56,115
DoorDash, Inc. - Class A(a)	148	23,192
Lululemon Athletica, Inc.(a)	44	13,108
Marriott International, Inc. - Class A	108	28,082
MercadoLibre, Inc.(a)	20	40,744
O'Reilly Automotive, Inc.(a)	24	27,675
PDD Holdings, Inc. - ADR(a)	256	30,871
Ross Stores, Inc.	128	17,884
Starbucks Corp.	432	42,206
Tesla Motors, Inc.(a)	716	178,893
		770,707
Consumer Staples - 5.3%
Coca-Cola Europacific Partners PLC	176	13,376
Costco Wholesale Corp.	168	146,862
Dollar Tree, Inc.(a)	84	5,430
Keurig Dr Pepper, Inc.	516	17,002
Mondelez International, Inc. - Class A	508	34,788
Monster Beverage Corp.(a)	372	19,597
PepsiCo, Inc.	524	87,026
The Kraft Heinz Co.	460	15,392
		339,473
Energy - 0.4%
Baker Hughes Co.	380	14,471
Diamondback Energy, Inc.	68	12,020
		26,491
Financials - 0.5%
PayPal Holdings, Inc.(a)	392	31,086
Health Care - 5.2%
Amgen, Inc.	204	65,313
AstraZeneca PLC - ADR	224	15,938
Biogen, Inc.(a)	56	9,744
DexCom, Inc.(a)	152	10,713
GE HealthCare Technologies, Inc.	176	15,374

	Shares	Value
Gilead Sciences, Inc.	476	$42,278
Idexx Laboratories, Inc.(a)	32	13,021
Illumina, Inc.(a)	60	8,648
Intuitive Surgical, Inc.(a)	136	68,523
Moderna, Inc.(a)	148	8,045
Regeneron Pharmaceuticals, Inc.(a)	40	33,528
Vertex Pharmaceuticals, Inc.(a)	100	47,598
		338,723
Industrials - 4.1%
Automatic Data Processing, Inc.	156	45,121
Cintas Corp.	152	31,283
Copart, Inc.(a)	368	18,941
CSX Corp.	740	24,894
Fastenal Co.	220	17,200
Honeywell International, Inc.	248	51,008
Old Dominion Freight Line, Inc.	80	16,106
Paccar, Inc.	200	20,856
Paychex, Inc.	136	18,949
Verisk Analytics, Inc.	56	15,384
		259,742
Information Technology - 44.8%(b)
Adobe, Inc.(a)	168	80,317
Advanced Micro Devices, Inc.(a)	616	88,747
Analog Devices, Inc.	188	41,945
Ansys, Inc.(a)	32	10,253
Apple, Inc.	2,248	507,847
Applied Materials, Inc.	316	57,379
ARM Holdings PLC - ADR(a)	48	6,782
ASML Holding NV	36	24,212
Atlassian Corp. - Class A(a)	60	11,312
Autodesk, Inc.(a)	84	23,839
Broadcom, Inc.	1,768	300,153
Cadence Design System, Inc.(a)	104	28,716
CDW Corp.	52	9,788
Cisco Systems, Inc.	1,536	84,127
Cognizant Technology Solutions Corp. - Class A	188	14,023
Crowdstrike Holdings, Inc. - Class A(a)	88	26,125
Datadog, Inc. - Class A(a)	120	15,053
Fortinet, Inc.(a)	292	22,969
GLOBALFOUNDRIES, Inc.(a)	212	7,738
Intel Corp.	1,632	35,121
Intuit, Inc.	108	65,912
KLA Corp.	52	34,644
Lam Research Corp.	480	35,688
Marvell Technology, Inc.	332	26,597
Microchip Technology, Inc.	204	14,967
Micron Technology, Inc.	424	42,252
Microsoft Corp.	1,100	446,985
MongoDB, Inc.(a)	28	7,571
NVIDIA Corp.	3,624	481,122
NXP Semiconductors NV	96	22,512
ON Semiconductor Corp.(a)	164	11,560

The accompanying notes are an integral part of these financial statements.

6

Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Palo Alto Networks, Inc.(a)	124	$44,681
QUALCOMM, Inc.	424	69,014
Roper Technologies, Inc.	40	21,509
Super Micro Computer, Inc.(a)	240	6,986
Synopsys, Inc.(a)	60	30,817
Texas Instruments, Inc.	348	70,700
Workday, Inc. - Class A(a)	80	18,708
Zscaler, Inc.(a)	56	10,124
		2,858,795
Materials - 1.3%
Linde PLC	184	83,931
Real Estate - 0.2%
CoStar Group, Inc.(a)	156	11,355
Utilities - 1.3%
American Electric Power Co., Inc.	204	20,145
Constellation Energy Corp.	120	31,555
Exelon Corp.	380	14,934
Xcel Energy, Inc.	212	14,164
		80,798
TOTAL COMMON STOCKS (Cost $5,731,183)		5,742,080
TOTAL INVESTMENTS - 89.9% (Cost $5,731,183)		$5,742,080
Other Assets in Excess of Liabilities - 10.1%		650,042
TOTAL NET ASSETS - 100.0%		$6,392,122

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

7

Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
October 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
NSDQ 100 Annual Dividend Index	50	12/19/2025	$ 840,000	$ 22,149
NSDQ 100 Annual Dividend Index	5	12/18/2026	84,500	1,478
Total Unrealized Appreciation (Depreciation)				$23,627

The accompanying notes are an integral part of these financial statements.

8

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 87.7%
Communication Services - 8.2%
Alphabet, Inc. - Class A	64,913	$11,107,263
Alphabet, Inc. - Class C	53,227	9,191,771
AT&T, Inc.	79,475	1,791,367
Charter Communications, Inc. - Class A(a)	1,073	351,526
Comcast Corp. - Class A	42,793	1,868,770
Electronic Arts, Inc.	2,660	401,261
Fox Corp. - Class A	2,473	103,866
Fox Corp. - Class B	1,449	56,453
Interpublic Group of Cos., Inc.	4,097	120,452
Live Nation Entertainment, Inc.(a)	1,714	200,778
Match Group, Inc.(a)	2,827	101,857
Meta Platforms, Inc. - Class A	24,104	13,680,948
Netflix, Inc.(a)	4,754	3,594,167
News Corp. - Class A	4,166	113,524
News Corp. - Class B	1,236	35,893
Omnicom Group, Inc.	2,160	218,160
Paramount Global - Class B	6,554	71,701
Take-Two Interactive Software, Inc.(a)	1,795	290,287
T-Mobile US, Inc.	5,408	1,206,849
Verizon Communications, Inc.	46,611	1,963,721
Walt Disney Co.	20,088	1,932,466
Warner Bros Discovery, Inc.(a)	24,732	201,071
		48,604,151
Consumer Discretionary - 9.0%
Airbnb, Inc. - Class A(a)	4,858	654,810
Amazon.com, Inc.(a)	103,060	19,210,384
Aptiv PLC(a)	2,902	164,921
AutoZone, Inc.(a)	186	559,674
Best Buy Co., Inc.	2,166	195,871
Booking Holdings, Inc.	364	1,702,155
BorgWarner, Inc.	2,507	84,310
Caesars Entertainment, Inc.(a)	2,382	95,399
CarMax, Inc.(a)	1,709	123,697
Carnival Corp.(a)	11,177	245,894
Chipotle Mexican Grill, Inc.(a)	15,118	843,131
Darden Restaurants, Inc.	1,303	208,506
Deckers Outdoor Corp.(a)	1,675	269,491
Domino’s Pizza, Inc.	380	157,217
DR Horton, Inc.	3,239	547,391
eBay, Inc.	5,398	310,439
Expedia Group, Inc.(a)	1,370	214,145
Ford Motor Co.	43,260	445,145
Garmin Ltd.	1,687	334,616
General Motors Co.	12,409	629,881
Genuine Parts Co.	1,530	175,491
Hasbro, Inc.	1,440	94,507
Hilton Worldwide Holdings, Inc.	2,718	638,322
Home Depot, Inc.	10,927	4,302,506
Las Vegas Sands Corp.	3,886	201,489
Lennar Corp. - Class A	2,672	455,042

	Shares	Value
LKQ Corp.	2,878	$ 105,882
Lowe’s Cos., Inc.	6,316	1,653,718
Lululemon Athletica, Inc.(a)	1,265	376,844
Marriott International, Inc. - Class A	2,571	668,511
McDonald’s Corp.	7,943	2,320,230
MGM Resorts International(a)	2,540	93,650
Mohawk Industries, Inc.(a)	573	76,937
NIKE, Inc. - Class B	13,295	1,025,443
Norwegian Cruise Line Holdings Ltd.(a)	4,855	123,026
NVR, Inc.(a)	33	302,043
O’Reilly Automotive, Inc.(a)	638	735,703
Pool Corp.	416	150,442
PulteGroup, Inc.	2,273	294,422
Ralph Lauren Corp.	435	86,100
Ross Stores, Inc.	3,696	516,405
Royal Caribbean Cruises Ltd.	2,626	541,875
Starbucks Corp.	12,497	1,220,957
Tapestry, Inc.	2,533	120,191
Tesla Motors, Inc.(a)	30,722	7,675,892
TJX Cos., Inc.	12,468	1,409,258
Tractor Supply Co.	1,188	315,426
Ulta Beauty, Inc.(a)	529	195,190
Wynn Resorts Ltd.	1,024	98,325
Yum! Brands, Inc.	3,095	405,940
		53,376,844
Consumer Staples - 5.2%
Altria Group, Inc.	18,917	1,030,220
Archer-Daniels-Midland Co.	5,295	292,337
Brown-Forman Corp. - Class B	2,016	88,764
Bunge Global SA	1,555	130,651
Campbell Soup Co.	2,173	101,370
Church & Dwight Co., Inc.	2,702	269,957
Clorox Co.	1,362	215,945
Coca-Cola Co.	42,944	2,804,673
Colgate-Palmolive Co.	9,042	847,326
Conagra Brands, Inc.	5,303	153,469
Constellation Brands, Inc. - Class A	1,715	398,463
Costco Wholesale Corp.	4,889	4,273,866
Dollar General Corp.	2,421	193,777
Dollar Tree, Inc.(a)	2,221	143,565
Estee Lauder Cos., Inc. - Class -	2,564	176,762
General Mills, Inc.	6,117	416,078
Hershey Co.	1,629	289,278
Hormel Foods Corp.	3,212	98,127
J M Smucker Co.	1,162	131,899
Kellanova	2,926	235,982
Kenvue, Inc.	21,204	486,208
Keurig Dr Pepper, Inc.	12,408	408,844
Kimberly-Clark Corp.	3,726	499,955
Kroger Co.	7,361	410,523
Lamb Weston Holdings, Inc.	1,591	123,605
McCormick & Co., Inc.	2,771	216,803
Molson Coors Beverage Co. - Class B	1,933	105,290

The accompanying notes are an integral part of these financial statements.

9

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - 5.2% (Continued)
Mondelez International, Inc. - Class A	14,797	$1,013,299
Monster Beverage Corp.(a)	7,755	408,533
PepsiCo, Inc.	15,230	2,529,398
Philip Morris International, Inc.	17,179	2,279,653
Procter & Gamble Co.	26,051	4,303,104
Sysco Corp.	5,425	406,604
Target Corp.	5,074	761,303
The Kraft Heinz Co.	9,740	325,900
Tyson Foods, Inc. - Class A	3,167	185,554
Walgreens Boots Alliance, Inc.	7,935	75,065
Walmart, Inc.	48,109	3,942,533
		30,774,683
Energy - 3.0%
APA Corp.	4,042	95,391
Baker Hughes Co.	10,944	416,747
Chevron Corp.	18,793	2,796,774
ConocoPhillips	12,838	1,406,275
Coterra Energy, Inc.	8,153	195,020
Devon Energy Corp.	6,927	267,936
Diamondback Energy, Inc.	2,059	363,969
EOG Resources, Inc.	6,304	768,836
EQT Corp.	6,547	239,227
Exxon Mobil Corp.	49,203	5,745,926
Halliburton Co.	9,742	270,243
Hess Corp.	3,043	409,223
Kinder Morgan, Inc.	21,354	523,387
Marathon Oil Corp.	6,143	170,161
Marathon Petroleum Corp.	3,706	539,112
Occidental Petroleum Corp.	7,450	373,319
ONEOK, Inc.	6,452	625,070
Phillips 66	4,580	557,936
Schlumberger Ltd.	15,673	628,017
Targa Resources Corp.	2,412	402,708
Valero Energy Corp.	3,497	453,771
Williams Cos., Inc.	13,462	705,005
		17,954,053
Financials - 12.0%
Aflac, Inc.	5,542	580,746
Allstate Corp.	2,886	538,297
American Express Co.	6,165	1,665,043
American International Group, Inc.	7,097	538,520
Ameriprise Financial, Inc.	1,083	552,655
Aon PLC - Class A	2,392	877,553
Arch Capital Group Ltd.(a)	4,087	402,815
Arthur J Gallagher & Co.	2,412	678,254
Assurant, Inc.	567	108,694
Bank of America Corp.	74,814	3,128,721
Bank of New York Mellon Corp.	8,140	613,430
Berkshire Hathaway, Inc. - Class B(a)	20,262	9,136,541
Blackrock, Inc.	1,529	1,499,995
Blackstone, Inc.	7,969	1,336,800

	Shares	Value
Brown & Brown, Inc.	2,625	$ 274,680
Capital One Financial Corp.	4,229	688,439
Cboe Global Markets, Inc.	1,145	244,538
Charles Schwab Corp.	16,525	1,170,466
Chubb Ltd.	4,097	1,157,157
Cincinnati Financial Corp.	1,711	240,960
Citigroup, Inc.	21,133	1,356,105
Citizens Financial Group, Inc.	4,937	207,946
CME Group, Inc.	3,949	889,947
Corpay, Inc.(a)	762	251,247
Discover Financial Services	2,762	409,964
Erie Indemnity Co. - Class A	271	121,636
Everest Group Ltd.	470	167,137
FactSet Research Systems, Inc.	413	187,527
Fidelity National Information Services, Inc.	6,011	539,367
Fifth Third Bancorp	7,483	326,857
Fiserv, Inc.(a)	6,372	1,261,019
Franklin Resources, Inc.	3,384	70,286
Global Payments, Inc.	2,794	289,766
Globe Life, Inc.	984	103,910
Goldman Sachs Group, Inc.	3,453	1,787,929
Hartford Financial Services Group, Inc.	3,235	357,273
Huntington Bancshares, Inc.	16,056	250,313
Intercontinental Exchange, Inc.	6,357	990,866
Invesco Ltd.	4,953	85,885
Jack Henry & Associates, Inc.	800	145,544
JPMorgan Chase & Co.	31,542	6,999,801
KeyCorp.	10,247	176,761
KKR & Co., Inc.	7,461	1,031,409
Loews Corp.	2,003	158,157
M&T Bank Corp.	1,838	357,822
MarketAxess Holdings, Inc.	410	118,662
Marsh & McLennan Cos., Inc.	5,425	1,183,952
Mastercard, Inc. - Class A	9,099	4,545,769
MetLife, Inc.	6,492	509,103
Moody’s Corp.	1,714	778,224
Morgan Stanley	13,791	1,603,204
MSCI, Inc.	862	492,374
Nasdaq, Inc.	4,535	335,227
Northern Trust Corp.	2,217	222,853
PayPal Holdings, Inc.(a)	11,293	895,535
PNC Financial Services Group, Inc.	4,379	824,434
Principal Financial Group, Inc.	2,326	191,662
Progressive Corp.	6,467	1,570,382
Prudential Financial, Inc.	3,919	479,999
Raymond James Financial, Inc.	2,038	302,072
Regions Financial Corp.	10,123	241,636
S&P Global, Inc.	3,495	1,678,858
State Street Corp.	3,289	305,219
Synchrony Financial	4,357	240,245
T Rowe Price Group, Inc.	2,450	269,157
Travelers Cos., Inc.	2,508	616,817

The accompanying notes are an integral part of these financial statements.

10

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - 12.0% (Continued)
Truist Financial Corp.	14,828	$638,345
US Bancorp	17,233	832,526
Visa, Inc. - Class A	18,502	5,362,805
W R Berkley Corp.	3,308	189,118
Wells Fargo & Co.	37,678	2,446,056
Willis Towers Watson PLC	1,116	337,244
		71,170,256
Health Care - 10.0%
Abbott Laboratories	19,238	2,181,012
AbbVie, Inc.	19,564	3,988,513
Agilent Technologies, Inc.	3,223	419,989
Align Technology, Inc.(a)	771	158,078
Amgen, Inc.	5,933	1,899,509
Baxter International, Inc.	5,601	199,956
Becton Dickinson & Co.	3,197	746,787
Biogen, Inc.(a)	1,610	280,140
Bio-Techne Corp.	1,723	127,071
Boston Scientific Corp.(a)	16,322	1,371,374
Bristol-Myers Squibb Co.	22,421	1,250,419
Cardinal Health, Inc.	2,693	292,244
Catalent, Inc.(a)	1,990	116,614
Cencora, Inc.	1,919	437,686
Centene Corp.(a)	5,825	362,665
Charles River Laboratories International, Inc.(a)	566	101,076
Cigna Group	3,077	968,670
Cooper Cos., Inc.(a)	2,193	229,563
CVS Health Corp.	13,908	785,246
Danaher Corp.	7,085	1,740,501
DaVita, Inc.(a)	501	70,045
DexCom, Inc.(a)	4,410	310,817
Edwards Lifesciences Corp.(a)	6,627	444,075
Elevance Health, Inc.	2,551	1,035,094
Eli Lilly & Co.	8,699	7,217,908
GE HealthCare Technologies, Inc.	5,025	438,934
Gilead Sciences, Inc.	13,784	1,224,295
HCA Healthcare, Inc.	2,043	732,906
Henry Schein, Inc.(a)	1,393	97,830
Hologic, Inc.(a)	2,555	206,623
Humana, Inc.	1,324	341,367
Idexx Laboratories, Inc.(a)	902	367,042
Incyte Corp.(a)	1,745	129,339
Insulet Corp.(a)	770	178,278
Intuitive Surgical, Inc.(a)	3,897	1,963,464
IQVIA Holdings, Inc.(a)	1,906	392,293
Johnson & Johnson	26,631	4,257,232
Labcorp Holdings, Inc.	920	210,008
McKesson Corp.	1,425	713,341
Medtronic PLC	14,216	1,268,778
Merck & Co., Inc.	28,068	2,871,918
Mettler-Toledo International, Inc.(a)	231	298,394
Moderna, Inc.(a)	3,740	203,306

	Shares	Value
Molina Healthcare, Inc.(a)	645	$ 207,187
Pfizer, Inc.	62,785	1,776,816
Quest Diagnostics, Inc.	1,225	189,667
Regeneron Pharmaceuticals, Inc.(a)	1,159	971,474
ResMed, Inc.	1,622	393,286
Revvity, Inc.	1,356	160,808
Solventum Corp.(a)	1,517	110,104
STERIS PLC	1,087	241,151
Stryker Corp.	3,784	1,348,164
Teleflex, Inc.	525	105,557
Thermo Fisher Scientific, Inc.	4,231	2,311,480
UnitedHealth Group, Inc.	10,203	5,759,594
Universal Health Services, Inc. - Class B	654	133,619
Vertex Pharmaceuticals, Inc.(a)	2,829	1,346,547
Viatris, Inc.	13,219	153,340
Waters Corp.(a)	653	210,991
West Pharmaceutical Services, Inc.	796	245,112
Zimmer Biomet Holdings, Inc.	2,236	239,073
Zoetis, Inc.	4,982	890,682
		59,425,052
Industrials - 7.6%
3M Co.	6,048	776,987
A O Smith Corp.	1,319	99,057
Allegion PLC	955	133,347
Amentum Holdings, Inc.(a)	1,376	40,922
AMETEK, Inc.	2,547	466,967
Automatic Data Processing, Inc.	4,477	1,294,928
Axon Enterprise, Inc.(a)	788	333,718
Boeing Co.(a)	8,035	1,199,706
Broadridge Financial Solutions, Inc.	1,284	270,744
Builders FirstSource, Inc.(a)	1,281	219,563
Carrier Global Corp.	9,256	673,096
Caterpillar, Inc.	5,359	2,016,056
CH Robinson Worldwide, Inc.	1,290	132,922
Cintas Corp.	3,782	778,373
Copart, Inc.(a)	9,674	497,921
CSX Corp.	21,429	720,872
Cummins, Inc.	1,505	495,115
Dayforce, Inc.(a)	1,728	122,602
Deere & Co.	2,812	1,137,988
Delta Air Lines, Inc.	7,071	404,603
Dover Corp.	1,509	285,699
Eaton Corp. PLC	4,385	1,453,978
Emerson Electric Co.	6,343	686,757
Equifax, Inc.	1,360	360,427
Expeditors International of Washington, Inc.	1,549	184,331
Fastenal Co.	6,343	495,896
FedEx Corp.	2,480	679,148
Fortive Corp.	3,856	275,434
GE Vernova, Inc.(a)	3,026	912,823
Generac Holdings, Inc.(a)	662	109,594
General Dynamics Corp.	2,827	824,382

The accompanying notes are an integral part of these financial statements.

11

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 7.6% (Continued)
General Electric Co.	11,958	$2,054,145
Honeywell International, Inc.	7,166	1,473,903
Howmet Aerospace, Inc.	4,480	446,746
Hubbell, Inc.	591	252,375
Huntington Ingalls Industries, Inc.	426	78,793
IDEX Corp.	830	178,151
Illinois Tool Works, Inc.	2,975	776,862
Ingersoll Rand, Inc.	4,436	425,856
Jacobs Solutions, Inc.	1,376	193,438
JB Hunt Trasport Services, Inc.	883	159,487
Johnson Controls International PLC	7,399	558,994
L3Harris Technologies, Inc.	2,103	520,429
Leidos Holdings, Inc.	1,480	271,077
Lockheed Martin Corp.	2,317	1,265,198
Masco Corp.	2,403	192,024
Nordson Corp.	599	148,486
Norfolk Southern Corp.	2,488	623,070
Northrop Grumman Corp.	1,510	768,620
Old Dominion Freight Line, Inc.	2,073	417,336
Otis Worldwide Corp.	4,408	432,866
PACCAR, Inc.	5,808	605,658
Parker-Hannifin Corp.	1,413	895,941
Paychex, Inc.	3,498	487,376
Paycom Software, Inc.	538	112,458
Pentair PLC	1,822	180,597
Quanta Services, Inc.	1,626	490,450
Republic Services, Inc.	2,241	443,718
Rockwell Automation, Inc.	1,249	333,121
Rollins, Inc.	3,092	145,757
RTX Corp.	14,743	1,783,756
Snap-On, Inc.	576	190,155
Southwest Airlines Co.	6,596	201,706
Stanley Black & Decker, Inc.	1,689	156,976
Textron, Inc.	2,060	165,665
Trane Technologies PLC	2,484	919,477
TransDigm Group, Inc.	618	804,821
Uber Technologies, Inc.(a)	23,269	1,676,531
Union Pacific Corp.	6,692	1,553,012
United Airlines Holdings, Inc.(a)	3,621	283,379
United Parcel Service, Inc. - Class B	8,088	1,084,277
United Rentals, Inc.	731	594,157
Veralto Corp.	2,724	278,366
Verisk Analytics, Inc.	1,579	433,783
W.W. Grainger, Inc.	483	535,758
Waste Management, Inc.	3,997	862,752
Westinghouse Air Brake Technologies Corp.	1,927	362,237
Xylem, Inc.	2,684	326,858
		45,230,554
Information Technology - 28.4%(b)
Accenture PLC - Class A	6,929	2,389,258
Adobe, Inc.(a)	4,890	2,337,811

	Shares	Value
Advanced Micro Devices, Inc.(a)	17,933	$2,583,607
Akamai Technologies, Inc.(a)	1,666	168,399
Amphenol Corp. - Class A	13,322	892,840
Analog Devices, Inc.	5,467	1,219,742
Ansys, Inc.(a)	957	306,632
Apple, Inc.	167,751	37,896,628
Applied Materials, Inc.	9,145	1,660,549
Arista Networks, Inc.(a)	2,824	1,091,307
Autodesk, Inc.(a)	2,373	673,457
Broadcom, Inc.	51,593	8,758,944
Cadence Design System, Inc.(a)	3,015	832,502
CDW Corp.	1,467	276,133
Cisco Systems, Inc.	44,667	2,446,412
Cognizant Technology Solutions Corp. - Class A	5,462	407,411
Corning, Inc.	8,520	405,467
Crowdstrike Holdings, Inc. - Class A(a)	2,540	754,050
Dell Technologies, Inc. - Class C	3,184	393,638
Enphase Energy, Inc.(a)	1,487	123,481
EPAM Systems, Inc.(a)	627	118,284
F5, Inc.(a)	641	149,917
Fair Isaac Corp.(a)	266	530,167
First Solar, Inc.(a)	1,168	227,153
Fortinet, Inc.(a)	7,010	551,407
Gartner, Inc.(a)	845	424,613
Gen Digital, Inc.	5,974	173,903
GoDaddy, Inc. - Class A(a)	1,548	258,206
Hewlett Packard Enterprise Co.	14,379	280,247
HP, Inc.	10,802	383,687
Intel Corp.	47,306	1,018,025
International Business Machines Corp.	10,181	2,104,616
Intuit, Inc.	3,077	1,877,893
Jabil, Inc.	1,249	153,739
Juniper Networks, Inc.	3,624	140,974
Keysight Technologies, Inc.(a)	1,920	286,099
KLA Corp.	1,476	983,355
Lam Research Corp.	14,267	1,060,751
Microchip Technology, Inc.	5,925	434,717
Micron Technology, Inc.	12,265	1,222,207
Microsoft Corp.	82,003	33,321,919
Monolithic Power Systems, Inc.	538	408,503
Motorola Solutions, Inc.	1,837	825,456
NetApp, Inc.	2,254	259,909
Nvidia Corp.	271,414	36,032,923
NXP Semiconductors NV	2,797	655,897
ON Semiconductor Corp.(a)	4,746	334,546
Oracle Corp.	17,668	2,965,397
Palantir Technologies, Inc. - Class A(a)	22,291	926,414
Palo Alto Networks, Inc.(a)	3,566	1,284,937
PTC, Inc.(a)	1,321	244,821
Qorvo, Inc.(a)	1,052	74,966
Qualcomm, Inc.	12,314	2,004,350
Roper Technologies, Inc.	1,169	628,606
salesforce.com, Inc.	10,711	3,120,864

The accompanying notes are an integral part of these financial statements.

12

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 28.4% (Continued)
Seagate Technology Holdings PLC	2,297	$230,550
ServiceNow, Inc.(a)	2,259	2,107,624
Skyworks Solutions, Inc.	1,744	152,740
Super Micro Computer, Inc.(a)	5,540	161,269
Synopsys, Inc.(a)	1,682	863,892
TE Connectivity PLC	3,339	492,235
Teledyne Technologies, Inc.(a)	508	231,303
Teradyne, Inc.	1,797	190,859
Texas Instruments, Inc.	10,104	2,052,729
Trimble, Inc.(a)	2,696	163,108
Tyler Technologies, Inc.(a)	464	280,994
VeriSign, Inc.(a)	920	162,693
Western Digital Corp.(a)	3,595	234,789
Zebra Technologies Corp. - Class A - Class A(a)	565	215,813
		168,628,334
Materials - 1.9%
Air Products & Chemicals, Inc.	2,447	759,867
Albemarle Corp.	1,293	122,486
Amcor PLC	15,988	177,946
Avery Dennison Corp.	883	182,807
Ball Corp.	3,336	197,658
Celanese Corp.	1,203	151,542
CF Industries Holdings, Inc.	1,984	163,144
Corteva, Inc.	7,631	464,881
Dow, Inc.	7,714	380,917
DuPont de Nemours, Inc.	4,570	379,264
Eastman Chemical Co.	1,286	135,146
Ecolab, Inc.	2,783	683,867
FMC Corp.	1,372	89,166
Freeport-McMoRan, Inc.	15,907	716,133
International Flavors & Fragrances, Inc.	2,806	279,001
International Paper Co.	3,827	212,552
Linde PLC	5,319	2,426,262
LyondellBasell Industries NV - Class A	2,848	247,349
Martin Marietta Materials, Inc.	672	398,052
Mosaic Co.	3,480	93,125
Newmont Goldcorp Corp.	12,706	577,361
Nucor Corp.	2,631	373,181
Packaging Corp. of America	977	223,674
PPG Industries, Inc.	2,567	319,617
Sherwin-Williams Co.	2,553	915,940
Smurfit WestRock PLC	5,440	280,160
Steel Dynamics, Inc.	1,589	207,365
Vulcan Materials Co.	1,451	397,472
		11,555,935
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	3,314	434,034
CoStar Group, Inc.(a)	4,496	327,264
		761,298

	Shares	Value
Utilities - 2.3%
AES Corp.	7,882	$129,974
Alliant Energy Corp.	2,814	168,840
Ameren Corp.	2,912	253,664
American Electric Power Co., Inc.	5,883	580,946
American Water Works Co., Inc.	2,152	297,213
Atmos Energy Corp.	1,701	236,065
CenterPoint Energy, Inc.	7,171	211,760
CMS Energy Corp.	3,290	229,017
Consolidated Edison, Inc.	3,813	387,706
Constellation Energy Corp.	3,423	900,112
Dominion Energy, Inc.	9,250	550,653
DTE Energy Co.	2,268	281,731
Duke Energy Corp.	8,538	984,175
Edison International	4,271	351,930
Entergy Corp.	2,333	361,102
Evergy, Inc.	2,530	152,913
Eversource Energy	3,923	258,330
Exelon Corp.	11,080	435,444
FirstEnergy Corp.	5,623	235,210
NextEra Energy, Inc.	22,753	1,803,175
NiSource, Inc.	4,939	173,655
NRG Energy, Inc.	2,262	204,485
PG&E Corp.	23,691	479,032
Pinnacle West Capital Corp.	1,250	109,763
PPL Corp.	8,138	264,973
Public Service Enterprise Group, Inc.	5,486	490,503
Sempra	6,993	583,006
Southern Co.	12,118	1,103,102
Vistra Corp.	3,791	473,723
WEC Energy Group, Inc.	3,456	330,152
Xcel Energy, Inc.	6,125	409,211
		13,431,565
TOTAL COMMON STOCKS (Cost $453,116,718)		520,912,725
	Par
U.S. TREASURY SECURITIES - 8.3%
United States Treasury Note/Bond
4.25%, 12/31/2025	$5,400,000	5,396,899
1.75%, 03/15/2025	8,500,000	8,415,319
4.63%, 06/30/2025	6,500,000	6,509,715
3.00%, 09/30/2025	6,000,000	5,928,526
4.63%, 03/15/2026	8,000,000	8,040,625
4.63%, 06/30/2026	3,500,000	3,523,379
3.50%, 09/30/2026	3,500,000	3,457,344
2.50%, 03/31/2027	8,500,000	8,186,894
TOTAL U.S. TREASURY SECURITIES (Cost $49,461,744)		49,458,701

The accompanying notes are an integral part of these financial statements.

13

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Alexandria Real Estate Equities, Inc.	1,705	$190,193
American Tower Corp.	5,116	1,092,471
AvalonBay Communities, Inc.	1,575	349,036
BXP, Inc.	1,606	129,379
Camden Property Trust	1,164	134,780
Crown Castle, Inc.	4,806	516,597
Digital Realty Trust, Inc.	3,376	601,704
Equinix, Inc.	1,052	955,300
Equity Residential	3,768	265,154
Essex Property Trust, Inc.	706	200,405
Extra Space Storage, Inc.	2,315	378,039
Federal Realty Investment Trust	825	91,443
Healthpeak Properties, Inc.	7,741	173,785
Host Hotels & Resorts, Inc.	7,728	133,231
Invitation Homes, Inc.	6,315	198,354
Iron Mountain, Inc.	3,238	400,638
Kimco Realty Corp.	7,458	176,904
Mid-America Apartment Communities, Inc.	1,286	194,623
Prologis, Inc.	10,226	1,154,924
Public Storage	1,723	566,970
Realty Income Corp.	9,628	571,614
Regency Centers Corp.	1,799	128,521
SBA Communications Corp.	1,172	268,939
Simon Property Group, Inc.	3,364	568,920
UDR, Inc.	3,303	139,354
Ventas, Inc.	4,528	296,539
VICI Properties, Inc.	11,603	368,511
Welltower, Inc.	6,401	863,367
Weyerhaeuser Co.	8,038	250,464
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,569,872)		11,360,159
TOTAL INVESTMENTS - 97.9% (Cost $513,148,334)		$581,731,585
Other Assets in Excess of Liabilities - 2.1%		12,374,592
TOTAL NET ASSETS - 100.0%		$594,106,177

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

14

Pacer Metaurus US Large Cap TARGET DIVIDEND Multiplier 400 ETF
Schedule of Futures Contracts
October 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	1,228	12/20/2025	$ 23,101,750	$ 1,372,772
S&P 500 Annual Dividend Index	1,290	12/19/2025	24,703,500	1,790,194
S&P 500 Annual Dividend Index	1,290	12/18/2026	24,800,250	1,053,748
S&P 500 Annual Dividend Index	232	12/17/2027	4,451,500	23,348
Net Unrealized Appreciation (Depreciation)				$ 4,240,062

The accompanying notes are an integral part of these financial statements.

15

Pacer Swan SOS Conservative April ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.7%
Call Options - 99.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.75(a)(b)	$ 38,042,016	669	$ 37,574,124
Put Options - 1.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92(a)(b)	38,042,016	669	469,564
TOTAL PURCHASED OPTIONS (Cost $34,708,469)			$38,043,688
TOTAL INVESTMENTS - 100.7% (Cost $34,708,469)			38,043,688
Liabilities in Excess of Other Assets - (0.7)%			(274,254)
TOTAL NET ASSETS - 100.0%			$ 37,769,434

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

16

Pacer Swan SOS Conservative April ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%
Call Options - (1.5)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $608.28(a)(b)	$ 38,042,016	669	$(581,416)
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $366.15(a)(b)	38,042,016	669	(107,266)
TOTAL WRITTEN OPTIONS (Premiums received $635,181)			$(688,682)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

17

Pacer Swan SOS Conservative January ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.1%
Call Options - 105.8%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.23(a)(b)	$ 21,096,544	371	$ 20,874,397
Put Options - 0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $451.54(a)(b)	21,096,544	371	53,461
TOTAL PURCHASED OPTIONS (Cost $18,101,265)			20,927,858
TOTAL INVESTMENTS - 106.1% (Cost $18,101,265)			$20,927,858
Liabilities in Excess of Other Assets - (6.1)%			(1,195,004)
TOTAL NET ASSETS - 100.0%			$ 19,732,854

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

18

Pacer Swan SOS Conservative January ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.1)%
Call Options - (7.0)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $542.80(a)(b)	$ 21,096,544	371	$ (1,377,853)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $332.72(a)(b)	21,096,544	371	(17,215)
TOTAL WRITTEN OPTIONS (Premiums received $798,989)			$ (1,395,068)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

19

Pacer Swan SOS Conservative July ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%
Call Options - 98.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.99(a)(b)	$ 37,359,648	657	$ 36,812,584
Put Options - 2.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01(a)(b)	37,359,648	657	858,903
TOTAL PURCHASED OPTIONS (Cost $36,211,627)			37,671,487
TOTAL INVESTMENTS - 101.2% (Cost $36,211,627)			37,671,487
Liabilities in Excess of Other Assets - (1.2)%			(434,655)
TOTAL NET ASSETS - 100.0%			$ 37,236,832

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

20

Pacer Swan SOS Conservative July ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.6)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.00(a)(b)	$ 37,359,648	657	$ (606,720)
Put Options - (0.5)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $380.95(a)(b)	37,359,648	657	(191,220)
TOTAL WRITTEN OPTIONS (Premiums received $705,223)			$ (797,940)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

21

Pacer Swan SOS Conservative October ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.8%
Call Options - 98.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.31(a)(b)	$ 14,898,368	262	$ 14,657,373
Put Options - 3.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07(a)(b)	14,898,368	262	573,921
TOTAL PURCHASED OPTIONS (Cost $15,348,571)			15,231,294
TOTAL INVESTMENTS - 101.8% (Cost $15,348,571)			$15,231,294
Liabilities in Excess of Other Assets - (1.8)%			(273,362)
TOTAL NET ASSETS - 100.0%			$ 14,957,932

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

22

Pacer Swan SOS Conservative October ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $641.18(a)(b)	$ 14,898,368	262	$ (279,276)
Put Options - (0.8)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $401.63(a)(b)	14,898,368	262	(129,517)
TOTAL WRITTEN OPTIONS (Premiums received $457,745)			$ (408,793)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

23

Pacer Swan SOS Flex April ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.8%
Call Options - 99.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.86(a)(b)	$ 24,906,432	438	$ 24,595,378
Put Options - 2.0%
SPDR S&P 500 ETF(a)(b)
Expiration: 03/31/2025; Exercise Price: $523.07	24,906,432	438	439,279
Expiration: 03/31/2025; Exercise Price: $313.84	24,906,432	438	43,804
TOTAL PURCHASED OPTIONS (Cost $23,484,199)			25,078,461
TOTAL INVESTMENTS - 101.8% (Cost $23,484,199)			$25,078,461
Liabilities in Excess of Other Assets - (1.8)%			(433,443)
TOTAL NET ASSETS - 100.0%			$ 24,645,018

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

24

Pacer Swan SOS Flex April ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (1.5)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $609.53(a)(b)	$ 24,906,432	438	$(362,660)
Put Options - (0.9)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $418.46(a)(b)	49,812,864	876	(238,044)
TOTAL WRITTEN OPTIONS (Premiums received $859,756)			$(600,704)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

25

Pacer Swan SOS Flex January ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.7%
Call Options - 105.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.32(a)(b)	$50,040,320	880	$49,505,579
Put Options - 0.5%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2025; Exercise Price: $475.31	50,040,320	880	177,778
Expiration: 12/31/2025; Exercise Price: $285.19	50,040,320	880	29,999
TOTAL PURCHASED OPTIONS (Cost $43,841,702)			49,713,356
TOTAL INVESTMENTS - 105.7%
(Cost $43,841,702)			$49,713,356
Liabilities in Excess of Other Assets - (5.7)%			(2,646,372)
TOTAL NET ASSETS - 100.0%			$47,066,984

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

Pacer Swan SOS Flex January ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.3)%
Call Options - (6.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $548.65(a)(b)	$50,040,320	880	$(2,855,459)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $380.25(a)(b)	100,080,640	1,760	(119,064)
TOTAL WRITTEN OPTIONS (Premiums received $2,423,371)			$(2,974,523)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

27

Pacer Swan SOS Flex July ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%
Call Options - 99.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.10(a)(b)	$27,237,856	479	$26,833,901
Put Options - 3.4%
SPDR S&P 500 ETF(a)(b)
Expiration: 06/30/2025; Exercise Price: $544.22	27,237,856	479	857,784
Expiration: 06/30/2025; Exercise Price: $326.53	27,237,856	479	81,080
TOTAL PURCHASED OPTIONS (Cost $26,743,190)			27,772,765
TOTAL INVESTMENTS - 102.4%
(Cost $26,743,190)			$27,772,765
Liabilities in Excess of Other Assets - (2.4)%			(659,857)
TOTAL NET ASSETS - 100.0%			$27,112,908

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

28

Pacer Swan SOS Flex July ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (1.6)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $627.32(a)(b)	$27,237,856	479	$(437,902)
Put Options - (1.8)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $435.38(a)(b)	54,475,712	958	(487,449)
TOTAL WRITTEN OPTIONS (Premiums received $910,296)			$(925,351)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

29

Pacer Swan SOS Flex October ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.5%
Call Options - 97.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.43(a)(b)	$ 14,670,912	258	$ 14,430,634
Put Options - 5.6%
SPDR S&P 500 ETF (a)(b)
Expiration: 09/30/2025; Exercise Price: $573.76	14,670,912	258	754,500
Expiration: 09/30/2025; Exercise Price: $344.26	14,670,912	258	73,084
TOTAL PURCHASED OPTIONS (Cost $15,337,182)			15,258,218
TOTAL INVESTMENTS - 103.5%
(Cost $15,337,182)			$15,258,218
Liabilities in Excess of Other Assets - (3.5)%			(519,920)
TOTAL NET ASSETS - 100.0%			$ 14,738,298

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

30

Pacer Swan SOS Flex October ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (1.5)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $650.13(a)(b)	$ 14,670,912	258	$(215,053)
Put Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $459.01(a)(b)	29,341,824	516	(461,547)
TOTAL WRITTEN OPTIONS (Premiums received $706,013)			$(676,600)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

31

Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
October 31, 2024

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.5%
Pacer Swan SOS Conservative (April) ETF(a)(b)	1,312,698	$33,614,520
Pacer Swan SOS Conservative (January) ETF(a)(b)	539,983	14,695,151
Pacer Swan SOS Conservative (July) ETF(a)(b)	1,240,907	32,371,045
Pacer Swan SOS Conservative (October) ETF(a)(b)	438,477	11,413,556
Pacer Swan SOS Flex (April) ETF(a)(b)	514,875	14,929,264
Pacer Swan SOS Flex (January) ETF(a)(b)	761,833	24,723,385
Pacer Swan SOS Flex (July) ETF(a)(b)	619,348	17,675,263
Pacer Swan SOS Flex (October) ETF(a)(b)	418,350	11,764,044
Pacer Swan SOS Moderate (April) ETF(a)(b)	2,001,636	54,720,925
Pacer Swan SOS Moderate (January) ETF(a)(b)	2,058,558	59,024,416
Pacer Swan SOS Moderate (July) ETF(a)(b)	2,299,512	63,933,562
Pacer Swan SOS Moderate (October) ETF(a)(b)	1,363,536	36,842,744
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $333,136,265)		375,707,875
TOTAL INVESTMENTS - 99.5% (Cost $333,136,265)		$375,707,875
Other Assets in Excess of Liabilities - 0.5%		2,033,022
TOTAL NET ASSETS - 100.0%		$ 377,740,897

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

32

Pacer Swan SOS Moderate April ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%
Call Options - 100.1%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.81(a)(b)	$ 71,989,824	1,266	$ 71,096,952
Put Options - 1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.12(a)(b)	71,989,824	1,266	1,270,583
TOTAL PURCHASED OPTIONS (Cost $66,845,216)			72,367,535
TOTAL INVESTMENTS - 101.9%
(Cost $66,845,216)			$72,367,535
Liabilities in Excess of Other Assets - (1.9)%			(1,294,987)
TOTAL NET ASSETS - 100.0%			$ 71,072,548

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

33

Pacer Swan SOS Moderate April ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $600.38(a)(b)	$ 71,989,824	1,266	$ (1,474,827)
Put Options - (0.6)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61(a)(b)	71,989,824	1,266	(461,330)
TOTAL WRITTEN OPTIONS (Premiums received $2,276,516)			$ (1,936,157)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

Pacer Swan SOS Moderate January ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.6%
Call Options - 106.2%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $5.28(a)(b)	$ 73,127,104	1,286	$ 72,350,720
Put Options - 0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.36(a)(b)	73,127,104	1,286	260,004
TOTAL PURCHASED OPTIONS (Cost $62,584,636)			72,610,724
TOTAL INVESTMENTS - 106.6%
(Cost $62,584,636)			$72,610,724
Liabilities in Excess of Other Assets - (6.6)%			(4,508,742)
TOTAL NET ASSETS - 100.0%			$ 68,101,982

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

35

Pacer Swan SOS Moderate January ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.6)%
Call Options - (7.4)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $540.19(a)(b)	$ 73,127,104	1,286	$ (5,051,768)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $404.01(a)(b)	73,127,104	1,286	(108,487)
TOTAL WRITTEN OPTIONS (Premiums received $3,155,973)			$(5,160,255)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

Pacer Swan SOS Moderate July ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%
Call Options - 99.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $6.04(a)(b)	$ 79,154,688	1,392	$ 77,988,860
Put Options - 3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.27(a)(b)	79,154,688	1,392	2,494,214
TOTAL PURCHASED OPTIONS (Cost $77,141,454)			80,483,074
TOTAL INVESTMENTS - 102.3%
(Cost $77,141,454)			$80,483,074
Liabilities in Excess of Other Assets - (2.3)%			(1,803,374)
TOTAL NET ASSETS - 100.0%			$ 78,679,700

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

37

Pacer Swan SOS Moderate July ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $619.54(a)(b)	$ 79,154,688	1,392	$ (1,616,042)
Put Options - (1.2)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59(a)(b)	79,154,688	1,392	(960,021)
TOTAL WRITTEN OPTIONS (Premiums received $2,520,964)			$ (2,576,063)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

38

Pacer Swan SOS Moderate October ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%
Call Options - 98.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $6.37(a)(b)	$ 65,450,464	1,151	$ 64,385,133
Put Options - 5.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.82(a)(b)	65,450,464	1,151	3,368,056
TOTAL PURCHASED OPTIONS (Cost $68,010,657)			67,753,189
TOTAL INVESTMENTS - 103.2%
(Cost $68,010,657)			$67,753,189
Liabilities in Excess of Other Assets - (3.2)%			(2,104,081)
TOTAL NET ASSETS - 100.0%			$65,649,108

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

39

Pacer Swan SOS Moderate October ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.55(a)(b)	$ 65,450,464	1,151	$(1,247,753)
Put Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70(a)(b)	65,450,464	1,151	(1,396,462)
TOTAL WRITTEN OPTIONS (Premiums received $2,782,954)			$(2,644,215)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

40

PACER FUNDS
Statements of Assets and Liabilities
October 31, 2024

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
ASSETS:
Investments, at value	$ 73,978,773	$ 947,471	$ 820,588	$ 486,976	$ 5,742,080
Dividends receivable	249,839	348	1,368	1,009	615
Cash - interest bearing deposit account	42,319	13,262	392	848	328,031
Dividend tax reclaims receivable	6,408	23	40	237	—
Security lending income receivable	4,212	—	—	—	—
Interest receivable	363	6	2	2	1,038
Receivable for investments sold	—	10,865	—	—	—
Foreign currency, at value	—	107	—	—	—
Deposit at broker for other investments	—	—	—	—	323,628
Prepaid expenses and other assets	—	—	—	—	17
Total assets	74,281,914	972,082	822,390	489,072	6,395,409
LIABILITIES:
Payable upon return of securities loaned	10,336,726	—	—	—	—
Payable to adviser	39,435	491	432	276	3,287
Payable to custodian foreign currency, at value	79	—	—	—	—
Payable for investments purchased	—	11,967	—	—	—
Total liabilities	10,376,240	12,458	432	276	3,287
NET ASSETS	$63,905,674	$ 959,624	$ 821,958	$ 488,796	$ 6,392,122
NET ASSETS CONSISTS OF:
Paid-in capital	44,531,573	$ 986,504	$ 861,509	$ 500,250	$ 6,358,000
Total distributable earnings/ (accumulated losses)	19,374,101	(26,880)	(39,551)	(11,454)	34,122
Total net assets	$ 63,905,674	$ 959,624	$ 821,958	$ 488,796	$ 6,392,122
Net assets	$ 63,905,674	$ 959,624	$ 821,958	$ 488,796	$ 6,392,122
Shares issued and outstanding	1,750,000	40,000	40,000	25,000	200,000
Net asset value per share	$36.52	$23.99	$20.55	$19.55	$31.96
COST:
Investments, at cost	$53,411,399	$ 871,253	$ 836,300	$ 483,458	$ 5,731,183
Foreign currency, at cost	$—	$192	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$9,968,392	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

41

PACER FUNDS
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Pacer Metaurus US Large Cap Div Multiplier 400 ETF	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF
ASSETS:
Investments, at value	$581,731,585	$38,043,688	$20,927,858	$37,671,487	$15,231,294
Receivable for fund shares sold	9,053,064	—	—	—	—
Deposit at broker for other investments	6,295,149	10,247	12,703	12,433	10,536
Cash - interest bearing deposit account	5,843,256	422,635	196,974	369,202	130,291
Receivable for investments sold	659,975	—	—	—	—
Interest receivable	365,843	1,263	627	1,108	332
Dividends receivable	262,803	—	—	—	—
Dividend tax reclaims receivable	2,352	—	—	—	—
Prepaid expenses and other assets	328	—	10	18	5
Total assets	604,214,355	38,477,833	21,138,172	38,054,248	15,372,458
LIABILITIES:
Written option contracts, at value	—	688,682	1,395,068	797,940	408,793
Payable for investments purchased	9,822,028	—	—	—	—
Payable to adviser	286,150	19,717	10,250	19,476	5,733
Total liabilities	10,108,178	708,399	1,405,318	817,416	414,526
NET ASSETS	$594,106,177	$37,769,434	$19,732,854	$37,236,832	$14,957,932
NET ASSETS CONSISTS OF:
Paid-in capital	$529,202,892	$ 37,176,727	$ 19,178,919	$ 37,339,601	$ 16,670,907
Total distributable earnings/(accumulated losses)	64,903,285	592,707	553,935	(102,769)	(1,712,975)
Total net assets	$ 594,106,177	$ 37,769,434	$ 19,732,854	$ 37,236,832	$ 14,957,932
Net assets	$ 594,106,177	$ 37,769,434	$ 19,732,854	$ 37,236,832	$ 14,957,932
Shares issued and outstanding	15,750,000	1,475,000	725,000	1,425,000	575,000
Net asset value per share	$37.72	$25.61	$27.22	$26.13	$26.01
COST:
Investments, at cost	$ 513,148,334	$ 34,708,469	$ 18,101,265	$36,211,627	$ 15,348,571
PROCEEDS:
Written options premium	$—	$635,181	$798,989	$705,223	$457,745

The accompanying notes are an integral part of these financial statements.

42

PACER FUNDS
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF
ASSETS:
Investments in unaffiliates, at value	$25,078,461	$49,713,356	$27,772,765	$15,258,218	$—
Investments in affiliates, at fair value	—	—	—	—	375,707,875
Cash - interest bearing deposit account	172,132	342,632	269,087	156,981	2,065,006
Deposit at broker for other investments	7,169	8,681	9,624	6,992	—
Interest receivable	554	1,023	801	454	6,572
Prepaid expenses and other assets	9	17	13	7	108
Total assets	25,258,325	50,065,709	28,052,290	15,422,652	377,779,561
LIABILITIES:
Written option contracts, at value	600,704	2,974,523	925,351	676,600	—
Payable to adviser	12,603	24,202	14,031	7,754	38,664
Total liabilities	613,307	2,998,725	939,382	684,354	38,664
NET ASSETS	$24,645,018	$47,066,984	$27,112,908	$14,738,298	$377,740,897
Net Assets Consists of:
Paid-in capital	$27,118,520	$ 44,435,618	$29,089,433	$ 17,477,763	$ 335,639,948
Total distributable earnings/(accumulated losses)	(2,473,502)	2,631,366	(1,976,525)	(2,739,465)	42,100,949
Total net assets	$24,645,018	$47,066,984	$27,112,908	$14,738,298	$377,740,897
Net assets	$24,645,018	$47,066,984	$27,112,908	$14,738,298	$377,740,897
Shares issued and outstanding	850,000	1,450,000	950,000	525,000	13,200,000
Net asset value per share	$28.99	$32.46	$28.54	$28.07	$28.62
Cost:
Investments in unaffiliates, at cost	$23,484,199	$43,841,702	$26,743,190	$15,337,182	$—
Investments in affiliates, at cost	$—	$—	$—	$—	$333,136,265
Proceeds:
Written options premium	$859,756	$2,423,371	$910,296	$706,013	$—

The accompanying notes are an integral part of these financial statements.

43

PACER FUNDS
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF
ASSETS:
Investments, at value	$ 72,367,535	$ 72,610,724	$ 80,483,074	$ 67,753,189
Cash - interest bearing deposit account	669,966	670,366	799,729	563,474
Deposit at broker for other investments	6,027	14,477	11,621	5,942
Interest receivable	2,146	1,733	2,589	1,549
Prepaid expenses and other assets	—	—	42	25
Total assets	73,045,674	73,297,300	81,297,055	68,324,179
LIABILITIES:
Written option contracts, at value	1,936,157	5,160,255	2,576,063	2,644,215
Payable to adviser	36,969	35,062	41,292	30,856
Interest payable	—	1	—	—
Total liabilities	1,973,126	5,195,318	2,617,355	2,675,071
NET ASSETS	$71,072,548	$ 68,101,982	$ 78,679,700	$ 65,649,108
NET ASSETS CONSISTS OF:
Paid-in capital	$ 72,559,300	$ 63,613,898	$ 80,824,827	$74,182,536
Total distributable earnings/(accumulated losses)	(1,486,752)	4,488,084	(2,145,127)	(8,533,428)
Total net assets	$ 71,072,548	$ 68,101,982	$ 78,679,700	$ 65,649,108
Net assets	$ 71,072,548	$ 68,101,982	$ 78,679,700	$ 65,649,108
Shares issued and outstanding	2,600,000	2,375,000	2,825,000	2,425,000
Net asset value per share	$27.34	$28.67	$27.85	$27.07
COST:
Investments, at cost	$ 66,845,216	$ 62,584,636	$ 77,141,454	$ 68,010,657
Proceeds:
Written options premium	$2,276,516	$3,155,973	$2,520,964	$2,782,954

The accompanying notes are an integral part of these financial statements.

44

PACER FUNDS
Statements of Operations
For the Period Ended October 31, 2024

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF(a)	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF(b)
INVESTMENT INCOME:
Dividend income	$1,700,341	$9,498	$8,179	$14,590	$2,264
Less: Dividend withholding taxes	(126,159)	(909)	(970)	(2,179)	(9)
Less: Issuance fees	—	(2)	(242)	—	—
Interest income	4,553	68	35	27	1,260
Securities lending income	30,269	—	—	—	—
Other income	17	—	—	—	—
Total investment income	1,609,021	8,655	7,002	12,438	3,515
EXPENSES:
Investment advisory fee	400,222	5,176	5,436	2,886	3,918
Total expenses	400,222	5,176	5,436	2,886	3,918
Net investment income/(loss)	1,208,799	3,479	1,566	9,552	(403)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	3,142,737	91,181	91,368	(32,595)	—
Distributions received from other investment companies	—	781	—	—	—
Foreign currency translation	(6,753)	1,839	(51)	(625)	—
Net realized gain/(loss)	3,135,984	93,801	91,317	(33,220)	—
Net change in unrealized appreciation on:
Investments	13,850,252	166,088	109,643	3,518	10,898
Future contracts	—	—	—	—	23,627
Foreign currency translation	232	(112)	(37)	(41)	—
Net change in unrealized appreciation	13,850,484	165,976	109,606	3,477	34,525
Net realized and unrealized gain/(loss)	16,986,468	259,777	200,923	(29,743)	34,525
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,195,267	$ 263,256	$ 202,489	$ (20,191)	$ 34,122

(a)	Inception date of the Fund was March 20, 2024
(b)	Inception date of the Fund was September 23, 2024
The accompanying notes are an integral part of these financial statements.

45

PACER FUNDS
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Pacer Metaurus US Large Cap Div Multiplier 400 ETF	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF
INVESTMENT INCOME:
Dividend income	$4,242,608	$—	$—	$—	$—
Less: Dividend withholding taxes	(1,077)	—	—	—	—
Less: Issuance fees	(9)	—	—	—	—
Interest income	2,019,985	8,863	5,594	6,152	2,811
Total investment income	6,261,507	8,863	5,594	6,152	2,811
EXPENSES:
Investment advisory fee	2,202,966	156,892	112,991	115,227	56,838
Interest expense	—	1,793	1,243	1,126	467
Total expenses	2,202,966	158,685	114,234	116,353	57,305
Net investment income/(loss)	4,058,541	(149,822)	(108,640)	(110,201)	(54,494)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,873,048	2,548,230	2,030,641	2,305,469	2,496,685
Written option contracts	—	(1,135,928)	(604,099)	(638,381)	(1,289,599)
Futures contracts	723,267	—	—	—	—
Net realized gain	4,596,315	1,412,302	1,426,542	1,667,088	1,207,086
Net change in unrealized appreciation on:
Investments	70,008,791	3,334,542	2,454,284	2,047,482	10,273
Written option contracts	—	(327,108)	(989,097)	(387,071)	(1,152)
Future contracts	3,256,075	—	—	—	—
Net change in unrealized appreciation	73,264,866	3,007,434	1,465,187	1,660,411	9,121
Net realized and unrealized gain	77,861,181	4,419,736	2,891,729	3,327,499	1,216,207
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 81,919,722	$4,269,914	$ 2,783,089	$ 3,217,298	$1,161,713

The accompanying notes are an integral part of these financial statements.

46

PACER FUNDS
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF
INVESTMENT INCOME:
Interest income	$8,163	$11,877	$9,122	$4,658	$83,911
Total investment income	8,163	11,877	9,122	4,658	83,911
EXPENSES:
Investment advisory fee	144,162	246,897	169,959	96,539	408,105
Interest expense	2,223	3,127	2,648	1,110	10
Total expenses	146,385	250,024	172,607	97,649	408,115
Net investment loss	(138,222)	(238,147)	(163,485)	(92,991)	(324,204)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments - unaffiliates	4,057,766	3,212,365	3,932,025	3,989,146	—
Investments in affiliates	—	—	—	—	12,173,994
Written option contracts	(954,240)	77,399	331,416	(1,708,266)	—
Net realized gain	3,103,526	3,289,764	4,263,441	2,280,880	12,173,994
Net change in unrealized appreciation on:
Investments - unaffiliates	1,667,844	5,604,289	2,559,335	106,931	—
Investments in affiliates	—	—	—	—	35,921,245
Written option contracts	(405,976)	(1,403,293)	(1,151,543)	(27,181)	—
Net change in unrealized appreciation	1,261,868	4,200,996	1,407,792	79,750	35,921,245
Net realized and unrealized gain	4,365,394	7,490,760	5,671,233	2,360,630	48,095,239
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,227,172	$7,252,613	$5,507,748	$2,267,639	$ 47,771,035

The accompanying notes are an integral part of these financial statements.

47

PACER FUNDS
Statements of Operations
For the Year Ended October 31, 2024(Continued)

	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF
INVESTMENT INCOME:
Interest income	$19,505	$22,325	$23,700	$14,431
Total investment income	19,505	22,325	23,700	14,431
EXPENSES:
Investment advisory fee	374,361	405,300	405,424	285,159
Interest expense	3,916	4,237	3,917	1,874
Total expenses	378,277	409,537	409,341	287,033
Net investment loss	(358,772)	(387,212)	(385,641)	(272,602)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	7,781,754	6,266,539	9,850,813	11,877,729
Written option contracts	(3,145,341)	(1,954,166)	(2,676,117)	(5,929,062)
Net realized gain	4,636,413	4,312,373	7,174,696	5,948,667
Net change in unrealized appreciation on:
Investments	5,897,477	9,284,311	5,256,794	377,700
Written option contracts	(672,838)	(3,365,458)	(942,083)	(110,680)
Net change in unrealized appreciation	5,224,639	5,918,853	4,314,711	267,020
Net realized and unrealized gain	9,861,052	10,231,226	11,489,407	6,215,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,502,280	$9,844,014	$ 11,103,766	$5,943,085

The accompanying notes are an integral part of these financial statements.

48

Pacer Funds
Statements of Changes in Net Assets

	Pacer American Energy Independence ETF		Pacer BlueStar Digital Entertainment ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$ 1,208,799	$ 1,086,307	$ 3,479	$ 5,902
Net realized gain/(loss)	3,135,984	2,610,511	93,801	(8,100)
Net change in unrealized appreciation/(depreciation)	13,850,484	(2,676,795)	165,976	87,562
Net increase in net assets from operations	18,195,267	1,020,023	263,256	85,364
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,396,764)	(572,644)	(3,735)	(6,600)
Return of capital	(1,033,236)	(1,917,356)	—	—
Total distributions to shareholders	(2,430,000)	(2,490,000)	(3,735)	(6,600)
CAPITAL TRANSACTIONS:
Subscriptions	8,137,985	4,192,825	435,384	—
Redemptions	(3,386,030)	(6,710,965)	(431,758)	—
ETF transaction fees (See Note 1)	—	—	1	—
Net increase (decrease) in net assets from capital transactions	4,751,955	(2,518,140)	3,627	—
Net increase (decrease) in net assets	20,517,222	(3,988,117)	263,148	78,764
NET ASSETS:
Beginning of the year	43,388,452	47,376,569	696,476	617,712
End of the year	$63,905,674	$ 43,388,452	$ 959,624	$ 696,476
SHARES TRANSACTIONS
Subscriptions	250,000	150,000	20,000	—
Redemptions	(100,000)	(250,000)	(20,000)	—
Total increase/(decrease) in shares outstanding	150,000	(100,000)	—	—

The accompanying notes are an integral part of these financial statements.

49

Pacer Funds
Statements of Changes in Net Assets

	Pacer BlueStar Engineering the Future ETF		Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
	Year Ended October 31,		Period Ended October 31,
	2024	2023	2024(a)	2024(b)
OPERATIONS:
Net investment income/(loss)	$ 1,566	$ 2,986	$ 9,552	$ (403)
Net realized gain/(loss)	91,317	(12,531)	(33,220)	—
Net change in unrealized appreciation	109,606	66,955	3,477	34,525
Net increase/(decrease) in net assets from operations	202,489	57,410	(20,191)	34,122
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,389)	(3,412)	(8,278)	—
Return of capital	—	(723)	—	—
Total distributions to shareholders	(1,389)	(4,135)	(8,278)	—
CAPITAL TRANSACTIONS:
Subscriptions	—	—	1,005,000	6,358,000
Redemptions	(792,712)	—	(487,735)	—
Net increase (decrease) in net assets from capital transactions	(792,712)	—	517,265	6,358,000
Net increase (decrease) in net assets	(591,612)	53,275	488,796	6,392,122
NET ASSETS:
Beginning of the period	1,413,570	1,360,295	—	—
End of the period	$821,958	$ 1,413,570	$ 488,796	$ 6,392,122
SHARES TRANSACTIONS
Subscriptions	—	—	50,000	200,000
Redemptions	(40,000)	—	(25,000)	—
Total increase/(decrease) in shares outstanding	(40,000)	—	25,000	200,000

(a)	Inception date of the Fund was March 20, 2024.
(b)	Inception date of the Fund was September 23, 2024.
The accompanying notes are an integral part of these financial statements.

50

Pacer Funds
Statements of Changes in Net Assets

	Pacer Metaurus US Large Cap Div Multiplier 400 ETF			Pacer Swan SOS Conservative April ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended April 30, 2023	Year Ended October 31,
				2024	2023
OPERATIONS:
Net investment income/(loss)	$ 4,058,541	$ 810,583	$821,750	$ (149,822)	$ (107,370)
Net realized gain/(loss)	4,596,315	(662,605)	(750,663)	1,412,302	(682,641)
Net change in unrealized appreciation/(depreciation)	73,264,866	(695,885)	4,665,415	3,007,434	1,468,250
Net increase/(decrease) in net assets from operations	81,919,722	(547,907)	4,736,502	4,269,914	678,239
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(7,672,502)	(983,273)	(1,700,952)	—	—
Return of capital	(13,454,992)	(3,763,619)	(3,972,774)	—	—
Total distributions to shareholders	(21,127,494)	(4,746,892)	(5,673,726)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	390,260,988	57,600,453	62,340,960	44,449,320	1,592,030
Redemptions	(17,723,919)	(916,410)	(7,071,537)	(21,118,528)	(8,187,940)
ETF transaction fees (See Note 1)	—	—	—	4,058	978
Net increase (decrease) in net assets from capital transactions	372,537,069	56,684,043	55,269,423	23,334,850	(6,594,932)
Net increase (decrease) in net assets	433,329,297	51,389,244	54,332,199	27,604,764	(5,916,693)
NET ASSETS:
Beginning of the year	160,776,880	109,387,636	55,055,437	10,164,670	16,081,363
End of the year	$ 594,106,177	$ 160,776,880	$ 109,387,636	$ 37,769,434	$ 10,164,670
SHARES TRANSACTIONS
Subscriptions	10,830,000	1,830,000	2,100,000	1,875,000	75,000
Redemptions	(480,000)	(30,000)	(240,000)	(875,000)	(375,000)
Total increase/(decrease) in shares outstanding	10,350,000	1,800,000	1,860,000	1,000,000	(300,000)

(a)	For the period May 1, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

51

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Conservative January ETF		Pacer Swan SOS Conservative July ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (108,640)	$ (77,283)	$ (110,201)	$ (51,966)
Net realized gain/(loss)	1,426,542	(103,517)	1,667,088	922,219
Net change in unrealized appreciation/ (depreciation)	1,465,187	989,919	1,660,411	(372,179)
Net increase in net assets from operations	2,783,089	809,119	3,217,298	498,074
CAPITAL TRANSACTIONS:
Subscriptions	22,886,263	1,107,260	41,936,132	10,841,250
Redemptions	(16,167,300)	(7,358,450)	(16,964,972)	(8,630,518)
ETF transaction fees (See Note 1)	1,593	846	3,136	533
Net increase (decrease) in net assets from capital transactions	6,720,556	(6,250,344)	24,974,296	2,211,265
Net increase (decrease) in net assets	9,503,645	(5,441,225)	28,191,594	2,709,339
NET ASSETS:
Beginning of the year	10,229,209	15,670,434	9,045,238	6,335,899
End of the year	$ 19,732,854	$ 10,229,209	$ 37,236,832	$ 9,045,238
SHARES TRANSACTIONS
Subscriptions	925,000	50,000	1,675,000	500,000
Redemptions	(650,000)	(350,000)	(675,000)	(400,000)
Total increase/(decrease) in shares outstanding	275,000	(300,000)	1,000,000	100,000

The accompanying notes are an integral part of these financial statements.

52

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Conservative October ETF		Pacer Swan SOS Flex April ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (54,494)	$ (39,606)	$ (138,222)	$ (107,066)
Net realized gain/(loss)	1,207,086	864,915	3,103,526	(1,214,487)
Net change in unrealized appreciation/ (depreciation)	9,121	(228,454)	1,261,868	2,558,788
Net increase in net assets from operations	1,161,713	596,855	4,227,172	1,237,235
CAPITAL TRANSACTIONS:
Subscriptions	17,419,863	9,897,415	28,784,565	8,776,413
Redemptions	(10,337,700)	(8,753,333)	(24,949,467)	(5,839,780)
ETF transaction fees (See Note 1)	1,084	623	1,064	1,462
Net increase in net assets from capital transactions	7,083,247	1,144,705	3,836,162	2,938,095
Net increase in net assets	8,244,960	1,741,560	8,063,334	4,175,330
NET ASSETS:
Beginning of the year	6,712,972	4,971,412	16,581,684	12,406,354
End of the year	$ 14,957,932	$ 6,712,972	$ 24,645,018	$ 16,581,684
SHARES TRANSACTIONS
Subscriptions	675,000	450,000	1,075,000	375,000
Redemptions	(400,000)	(400,000)	(925,000)	(250,000)
Total increase in shares outstanding	275,000	50,000	150,000	125,000

The accompanying notes are an integral part of these financial statements.

53

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Flex January ETF		Pacer Swan SOS Flex July ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (238,147)	$ (110,228)	$ (163,485)	$ (101,507)
Net realized gain	3,289,764	1,841,514	4,263,441	1,624,146
Net change in unrealized appreciation/ (depreciation)	4,200,996	(69,986)	1,407,792	(709,222)
Net increase in net assets from operations	7,252,613	1,661,300	5,507,748	813,417
CAPITAL TRANSACTIONS:
Subscriptions	50,810,650	8,286,335	37,180,479	31,118,538
Redemptions	(29,146,917)	(8,998,310)	(38,537,555)	(21,442,255)
ETF transaction fees (See Note 1)	3,422	1,728	1,998	2,939
Net increase (decrease) in net assets from capital transactions	21,667,155	(710,247)	(1,355,078)	9,679,222
Net increase in net assets	28,919,768	951,053	4,152,670	10,492,639
NET ASSETS:
Beginning of the year	18,147,216	17,196,163	22,960,238	12,467,599
End of the year	$ 47,066,984	$ 18,147,216	$ 27,112,908	$ 22,960,238
SHARES TRANSACTIONS
Subscriptions	1,750,000	325,000	1,375,000	1,325,000
Redemptions	(1,000,000)	(375,000)	(1,425,000)	(925,000)
Total increase/(decrease) in shares outstanding	750,000	(50,000)	(50,000)	400,000

The accompanying notes are an integral part of these financial statements.

54

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Flex October ETF		Pacer Swan SOS Fund of Funds ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (92,991)	$ (76,363)	$ (324,204)	$ (203,061)
Net realized gain	2,280,880	1,707,383	12,173,994	1,462,001
Net change in unrealized appreciation/ (depreciation)	79,750	(588,105)	35,921,245	9,749,815
Net increase in net assets from operations	2,267,639	1,042,915	47,771,035	11,008,755
DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	—	—	—	(6,428)
Total distributions to shareholders	—	—	—	(6,428)
CAPITAL TRANSACTIONS:
Subscriptions	21,974,547	18,912,313	223,157,394	83,011,103
Redemptions	(20,219,830)	(19,903,785)	(66,801,481)	(38,958,543)
ETF transaction fees (See Note 1)	1,268	1,714	375,124	123,786
Net increase (decrease) in net assets from capital transactions	1,755,985	(989,758)	156,731,037	44,176,346
Net increase in net assets	4,023,624	53,157	204,502,072	55,178,673
NET ASSETS:
Beginning of the year	10,714,674	10,661,517	173,238,825	118,060,152
End of the year	$14,738,298	$ 10,714,674	$ 377,740,897	$ 173,238,825
SHARES TRANSACTIONS
Subscriptions	800,000	800,000	8,375,000	3,525,000
Redemptions	(725,000)	(850,000)	(2,450,000)	(1,725,000)
Total increase/(decrease) in shares outstanding	75,000	(50,000)	5,925,000	1,800,000

The accompanying notes are an integral part of these financial statements.

55

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Moderate April ETF		Pacer Swan SOS Moderate January ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (358,772)	$ (162,215)	$ (387,212)	$ (191,323)
Net realized gain/(loss)	4,636,413	(1,675,677)	4,312,373	256,883
Net change in unrealized appreciation	5,224,639	3,232,777	5,918,853	2,287,844
Net increase in net assets from operations	9,502,280	1,394,885	9,844,014	2,353,404
CAPITAL TRANSACTIONS:
Subscriptions	99,784,487	16,533,515	92,195,350	16,395,415
Redemptions	(68,071,712)	(6,035,740)	(68,014,698)	(5,106,713)
ETF transaction fees (See Note 1)	8,750	2,257	8,040	2,151
Net increase in net assets from capital transactions	31,721,525	10,500,032	24,188,692	11,290,853
Net increase in net assets	41,223,805	11,894,917	34,032,706	13,644,257
NET ASSETS:
Beginning of the year	29,848,743	17,953,826	34,069,276	20,425,019
End of the year	$71,072,548	$ 29,848,743	$ 68,101,982	$ 34,069,276
SHARES TRANSACTIONS
Subscriptions	3,925,000	725,000	3,525,000	700,000
Redemptions	(2,625,000)	(275,000)	(2,575,000)	(225,000)
Total increase in shares outstanding	1,300,000	450,000	950,000	475,000

The accompanying notes are an integral part of these financial statements.

56

Pacer Funds
Statements of Changes in Net Assets

	Pacer Swan SOS Moderate July ETF		Pacer Swan SOS Moderate October ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$ (385,641)	$ (273,675)	$ (272,602)	$ (195,650)
Net realized gain	7,174,696	5,506,696	5,948,667	4,585,195
Net change in unrealized appreciation/ (depreciation)	4,314,711	(1,856,102)	267,020	(1,197,846)
Net increase in net assets from operations	11,103,766	3,376,919	5,943,085	3,191,699
CAPITAL TRANSACTIONS:
Subscriptions	104,661,249	56,101,605	80,435,795	47,715,283
Redemptions	(78,995,868)	(51,134,675)	(57,598,727)	(37,306,550)
ETF transaction fees (See Note 1)	6,725	3,916	5,372	2,365
Net increase in net assets from capital transactions	25,672,106	4,970,846	22,842,440	10,411,098
Net increase in net assets	36,775,872	8,347,765	28,785,525	13,602,797
NET ASSETS:
Beginning of the year	41,903,828	33,556,063	36,863,583	23,260,786
End of the year	$78,679,700	$ 41,903,828	$ 65,649,108	$ 36,863,583
SHARES TRANSACTIONS
Subscriptions	3,950,000	2,425,000	3,000,000	2,050,000
Redemptions	(2,950,000)	(2,225,000)	(2,150,000)	(1,600,000)
Total increase in shares outstanding	1,000,000	200,000	850,000	450,000

The accompanying notes are an integral part of these financial statements.

57

Pacer American Energy Independence ETF
Financial Highlights

	Year Ended October 31,				For the Period Ended October 31, 2020(e)	For the Year Ended November 30, 2019
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.12	$27.87	$25.31	$14.96	$21.79	23.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.72	0.63	0.41	0.40	0.28	0.37
Net realized and unrealized gain (loss) on investments(b)	10.12	0.06	3.59	11.39	(5.55)	(0.34)
Total from investment operations	10.84	0.69	4.00	11.79	(5.27)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.33)	(0.26)	(0.50)	(0.52)	(0.22)
Return of capital	(0.62)	(1.11)	(1.18)	(0.94)	(1.04)	(1.23)
Total distributions	(1.44)	(1.44)	(1.44)	(1.44)	(1.56)	(1.45)
ETF transaction fees per share	0.00(c)	—	—	—	—	0.00(c)
Net asset value, end of year	$36.52	$27.12	$27.87	$25.31	$14.96	21.79
Total return	40.90%	2.68%	16.26%	80.71%	−24.76%	−0.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$63,906	$43,388	$47,377	$25,309	$11,966	$10,897
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75
Ratio of net investment income to average net assets	2.27%	2.32%	1.53%	1.82%	1.81%	1.58%
Portfolio turnover rate(d)	22%	27%	25%	22%	41%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 13, 2019 to October 31, 2020.
The accompanying notes are an integral part of these financial statements.

58

Pacer BlueStar Digital Entertainment ETF
Financial Highlights

	Year Ended October 31,		Period Ended October 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$17.41	$15.44	$19.74
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.15	0.05
Net realized and unrealized gain (loss) on investments(c)	6.58	1.99	(4.32)
Total from investment operations	6.67	2.14	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.17)	(0.04)
Total distributions	(0.09)	(0.17)	(0.04)
ETF transaction fees per share	0.00(d)	—	0.01
Net asset value, end of period	$23.99	$17.41	$15.44
Total return	38.38%	13.74%	−21.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$960	$696	$618
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	0.40%	0.78%	0.53%
Portfolio turnover rate(f)	49%	40%	33%

(a)	Inception date of the Fund was April 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

59

Pacer BlueStar Engineering the Future ETF
Financial Highlights

	Year Ended October 31,		Period Ended October 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$17.67	$17.00	$20.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.04	0.01
Net realized and unrealized gain on investments(c)	2.87	0.68	(3.53)
Total from investment operations	2.91	0.72	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.04)	—
Return of capital	—	(0.01)	—
Total distributions	(0.03)	(0.05)	—
Net asset value, end of period	$20.55	$17.67	$17.00
Total return	16.48%	4.18%	−17.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$822	$1,414	$1,360
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(d)	0.17%	0.19%	0.07%
Portfolio turnover rate(e)	19%	15%	0%

(a)	Inception date of the Fund was May 4, 2022. The information presented is from May 4, 2022 to October 31, 2022
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

60

Pacer Developed Markets Cash Cows Growth Leaders ETF
Financial Highlights

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.26
Net realized and unrealized loss on investments(c)	(0.62)
Total from investment operations	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)
Total distributions	(0.19)
Net asset value, end of period	$19.55
Total return(d)	−1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$489
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income to average net assets(e)	2.16%
Portfolio turnover rate(d)(f)	33%

(a)	Inception date of the Fund was March 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

61

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Financial Highlights

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.79
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)
Net realized and unrealized gain on investments(d)	0.17
Total from investment operations	0.17
Net asset value, end of period	$31.96
Total return(e)	0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,392
Ratio of expenses to average net assets(f)	0.60%
Ratio of net investment loss to average net assets(f)	(0.06)%
Portfolio turnover rate(e)(g)	0%

(a)	Inception date of the Fund was September 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

62

Pacer Metaurus US Large Cap Div Multiplier 400 ETF
Financial Highlights

	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(f)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.77	$30.39	$31.64	$34.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.42	0.18	0.32	0.12
Net realized and unrealized gain (loss) on investments(c)	9.62	0.22	0.53	(1.73)
Total from investment operations	10.04	0.40	0.85	(1.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.16)	(0.30)	(0.10)
Net realized gains	(0.20)	(0.04)	(0.33)	—
Return of capital	(1.33)	(0.82)	(1.47)	(1.30)
Total distributions	(2.09)	(1.02)	(2.10)	(1.40)
Net asset value, end of period	$37.72	$29.77	$30.39	$31.64
Total return	34.25%	1.25%	3.25%	−5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$594,106	$160,777	$109,388	$55,055
Ratio of expenses to average net assets(d)(g)	0.63%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets(d)	1.16%	1.15%	1.07%	0.42%
Portfolio turnover rate(e)	7%	4%	9%	7%

(a)	Inception date of the Fund was July 12, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	For the period May 1, 2023 to October 31, 2023.
(g)	Effective February 1, 2024 the investment advisory fee changed from 0.79% to 0.60%.
The accompanying notes are an integral part of these financial statements.

63

Pacer Swan SOS Conservative April ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.40	$20.75	$21.73	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.15)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	4.36	0.80	(0.82)	1.21
Total from investment operations	4.21	0.65	(0.98)	1.12
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$25.61	$21.40	$20.75	$21.73
Total return	19.66%	3.13%	−4.52%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,769	$10,165	$16,081	$2,717
Ratio of expenses to average net assets(e)(g)	0.63%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.62%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	13%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

64

Pacer Swan SOS Conservative January ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.73	$20.89	$22.19	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	4.65	2.00	(1.14)	1.77
Total from investment operations	4.49	1.84	(1.30)	1.63
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.22	$22.73	$20.89	$22.19
Total return	19.74%	8.79%	−5.85%	7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,733	$10,229	$15,670	$2,774
Ratio of expenses to average net assets(e)(g)	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.63%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.61)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	4%	0%	19%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

65

Pacer Swan SOS Conservative July ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.28	$19.50	$20.94	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.15)	(0.15)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	5.00	1.93	(1.29)	0.51
Total from investment operations	4.85	1.78	(1.44)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$26.13	$21.28	$19.50	$20.94
Total return	22.80%	9.16%	−6.88%	2.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,237	$9,045	$6,336	$3,664
Ratio of expenses to average net assets(e)(g)	0.64%	0.76%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.63%	0.75%	—%	—%
Ratio of net investment loss to average net assets(e)	(0.60)%	(0.72)%	(0.75)%	(0.76)%
Portfolio turnover rate(f)	2%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

66

Pacer Swan SOS Conservative October ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.38	$19.89	$20.86	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.79	2.65	(0.82)	0.36
Total from investment operations	3.63	2.49	(0.97)	0.35
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$26.01	$22.38	$19.89	$20.86
Total return	16.24%	12.54%	−4.67%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,958	$6,713	$4,971	$2,607
Ratio of expenses to average net assets(e)(g)	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.64%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	0%	0%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

67

Pacer Swan SOS Flex April ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$23.69	$21.58	$22.75	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	5.47	2.28	(1.00)	2.24
Total from investment operations	5.30	2.11	(1.17)	2.14
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.99	$23.69	$21.58	$22.75
Total return	22.39%	9.80%	−5.15%	10.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,645	$16,582	$12,406	$7,962
Ratio of expenses to average net assets(e)(g)	0.65%	0.76%	0.77%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.64%	0.75%	0.77%	0.75%
Ratio of net investment loss to average net assets(e)	(0.62)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(f)	7%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

68

Pacer Swan SOS Flex January ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.92	$22.93	$23.82	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.19)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments(c)	6.73	3.18	(0.73)	3.41
Total from investment operations	6.54	2.99	(0.90)	3.26
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$32.46	$25.92	$22.93	$23.82
Total return	25.23%	13.05%	−3.74%	15.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,067	$18,147	$17,196	$3,573
Ratio of expenses to average net assets(e)(g)	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.63%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.61)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(f)	6%	0%	226%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(f)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

69

Pacer Swan SOS Flex July ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.96	$20.78	$21.31	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	5.75	2.34	(0.37)	0.88
Total from investment operations	5.58	2.18	(0.53)	0.83
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.54	$22.96	$20.78	$21.31
Total return	24.30%	10.49%	−2.49%	4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,113	$22,960	$12,468	$5,327
Ratio of expenses to average net assets(e)(g)	0.66%	0.77%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.65%	0.75%	0.76%	0.76%
Ratio of net investment loss to average net assets(e)	(0.62)%	(0.69)%	(0.75)%	(0.76)%
Portfolio turnover rate(f)	12%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

70

Pacer Swan SOS Flex October ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$23.81	$21.32	$21.26	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.16)	(0.01)
Net realized and unrealized gain on investments(c)	4.43	2.66	0.22	0.76
Total from investment operations	4.26	2.49	0.06	0.75
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.07	$23.81	$21.32	$21.26
Total return	17.90%	11.66%	0.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,738	$10,715	$10,662	$3,720
Ratio of expenses to average net assets(e)(g)	0.66%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.65%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	0%	12%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

71

Pacer Swan SOS Fund of Funds ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$23.81	$21.56	$22.49	$20.26
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	4.81	2.27	(0.96)	2.26
Total from investment operations	4.78	2.23	(0.99)	2.23
ETF transaction fees per share	0.03	0.02	0.06	—
Net asset value, end of period	$28.62	$23.81	$21.56	$22.49
Total return	20.19%	10.42%	−4.12%	11.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$377,741	$173,239	$118,060	$38,234
Ratio of expenses to average net assets(d)(g)	0.14%	0.18%	0.18%	0.18%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.00%(e)	—%	—%	—%
Ratio of net investment loss to average net assets(d)	(0.11)%	(0.15)%	(0.13)%	(0.18)%
Portfolio turnover rate(f)	0%	6%	11%	69%

(a)	Inception date of the Fund was December 29, 2020.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.18% to 0.12%.
The accompanying notes are an integral part of these financial statements.

72

Pacer Swan SOS Moderate April ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.96	$21.12	$21.98	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.17)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	4.54	2.01	(0.70)	1.47
Total from investment operations	4.38	1.84	(0.86)	1.37
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.34	$22.96	$21.12	$21.98
Total return	19.06%	8.70%	−3.92%	6.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$71,073	$29,849	$17,954	$5,496
Ratio of expenses to average net assets(e)(g)	0.64%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.63%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	27%	0%	0%	0%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

73

Pacer Swan SOS Moderate January ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$23.91	$21.50	$22.66	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	4.93	2.58	(0.89)	2.24
Total from investment operations	4.76	2.41	(1.05)	2.10
LESS DITSRIBUTIONS FROM:
Net investment income	—	—	(0.11)	—
Total distributions	—	—	(0.11)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$28.67	$23.91	$21.50	$22.66
Total return	19.93%	11.21%	−4.65%	10.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,102	$34,069	$20,425	$2,832
Ratio of expenses to average net assets(e)(g)	0.64%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.63%	0.75%	0.75%	0.75%
Ratio of net investment loss to average net assets(e)	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	4%	0%	48%	0%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

74

Pacer Swan SOS Moderate July ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.96	$20.65	$21.02	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	5.05	2.47	(0.22)	0.59
Total from investment operations	4.89	2.31	(0.37)	0.54
LESS DITSRIBUTIONS FROM:
Net investment income	—	—	(0.00)(d)	—
Total distributions	—	—	(0.00)(d)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$27.85	$22.96	$20.65	$21.02
Total return	21.30%	11.19%	−1.74%	2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,680	$41,904	$33,556	$17,866
Ratio of expenses to average net assets(e)(g)	0.65%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.64%	0.75%	0.76%	0.75%
Ratio of net investment loss to average net assets(e)	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(f)	3%	0%	0%	0%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

75

Pacer Swan SOS Moderate October ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$23.41	$20.68	$20.97	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.82	2.89	(0.14)	0.47
Total from investment operations	3.66	2.73	(0.29)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.07	$23.41	$20.68	$20.97
Total return	15.64%	13.22%	−1.40%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,649	$36,864	$23,261	$8,912
Ratio of expenses to average net assets(e)(g)	0.65%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.00%(f)	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)(g)	0.65%	0.75%	0.75%	0.75%
Ratio of net investment loss to average net assets(e)	(0.62)%	(0.72)%	(0.74)%	(0.75)%
Portfolio turnover rate(g)	0%	0%	0%	0%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Effective March 1, 2024 the investment advisory fee changed from 0.75% to 0.60%.
The accompanying notes are an integral part of these financial statements.

76

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, ALTL, PAMC, PALC, PEXL, FLRT, SHPP, TRFK, QQQG, GLBL and PATN’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer Bluestar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	500
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	500
Pacer Developed Markets Cash Cows Growth Leaders ETF	EAFG	March 20, 2024	NYSE	750
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	QSIX	September 23, 2024	Nasdaq	300
Pacer Metaurus US Large Cap Target Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300

Each Fund (other than QDPL) is classified as a non-diversified series of the Trust.
The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
BULD	BlueStar Robotics and 3D Printing Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400
EAFG	Pacer Developed Markets Cash Cows Growth Leaders Index
QSIX	Metaurus Nasdaq-100® Dividend Multiplier Total Return Series Index - Series 600

77

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The investment objective of the following Funds is to seek

Ticker	Objective
PSFF	capital appreciation with downside protection.
PSCX
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.20% (before fees and expenses of the Fund) and 13.45% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 2, 2024 to December 31, 2024.

PSMD
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.65% (before fees and expenses of the Fund) and 12.90% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2024 to December 31, 2024.

PSFD
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.43% (before fees and expenses of the Fund) and 14.68% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2024 to December 31, 2024.

PSCW
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.29% (before fees and expenses of the Fund) and 15.69% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2024 to March 31, 2025.

PSMR
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 14.78% (before fees and expenses of the Fund) and 14.18% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2024 to March 31, 2025.

PSFM
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.53% (before fees and expenses of the Fund) and 15.93% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2024 to March 31, 2025.

PSCJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.21%(before fees and expenses of the Fund) and 14.61% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2024 to June 30, 2025.

PSMJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.84%% (before fees and expenses of the Fund) and 13.24% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2024 to June 30, 2025

PSFJ
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 15.27% (before fees and expenses of the Fund) and 14.67% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2024 to June 30, 2025

PSCQ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.75% (before fees and expenses of the Fund) and 11.15% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2024 to September 30, 2025

78

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)

Ticker	Objective
PSMO
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.64% (before fees and expenses of the Fund) and 11.04% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2024 to September 30, 2025

PSFO
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.31% (before fees and expenses of the Fund) and 12.71% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2024 to September 30, 2025

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI and QSIX which generally consist of 50,000 shares, QDPL which consists of 30,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS and BULD which charges $500 and EAFG which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, QSXI and QDPL a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting

79

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

80

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
USAI

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$63,642,047	$—	$—	$—	$63,642,047
Investments Purchased with Proceeds from Securities Lending	—	—	—	10,336,726	10,336,726
Total Investments in Securities	$63,642,047	$—	$—	$10,336,726	$73,978,773

^	See Schedules of Investments for industry breakouts.
BULD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$820,588	$—	$—	$—	$820,588
Total Investments in Securities	$820,588	$—	$—	$—	$820,588

^	See Schedules of Investments for industry breakouts.
ODDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$947,471	$—	$—	$—	$947,471
Total Investments in Securities	$947,471	$—	$—	$—	$947,471

^	See Schedules of Investments for industry breakouts.
EAFG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$485,359	$—	$—	$—	$485,359
Preferred Stocks	1,617	—	—	—	1,617
Total Investments in Securities	$486,976	$—	$—	$—	$486,976

^	See Schedule of Investments for sector breakouts.

81

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
QSIX

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$5,742,080	$—	$—	$—	$5,742,080
Preferred Stocks	—	—	—	—	—
Investments Purchased with Proceeds from Securities Lending	—	—	—	—	—
Total Investments in Securities	$5,742,080	$—	$—	$—	$5,742,080
Other Financial Instruments(a)
Futures Contracts	$23,627	$—	$—	$—	$23,627

^	See Schedule of Investments for sector breakouts.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.
QDPL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$520,912,725	$—	$—	$—	$520,912,725
Real Estate Investment Trusts	11,360,159	—	—	—	11,360,159
US Government Notes/Bonds/ Bills	—	49,458,701	—	—	49,458,701
Total Investments in Securities	$532,272,884	$49,458,701	$—	$—	$581,731,585
Other Financial Instruments(a)
Futures Contracts	$4,240,062	$—	$—	$—	$4,240,062

^	See Schedule of Investments for sector breakouts.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.
PSCW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$38,043,688	$—	$—	$38,043,688
Total Investments in Securities	$—	$38,043,688	$—	$—	$38,043,688
Liabilities
Options Written	—	$688,682	$—	$—	$688,682
Total Investments in Securities	$—	$688,682	$—	$—	$688,682

^	See the Schedules of Investments for further disaggregation of investment categories.

82

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
PSCX

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$20,927,858	$—	$—	$20,927,858
Total Investments in Securities	$—	$20,927,858	$—	$—	$20,927,858
Liabilities
Options Written	$—	$1,395,068	$—	$—	$1,395,068
Total Investments in Securities	$—	$1,395,068	$—	$—	$1,395,068

^	See the Schedules of Investments for further disaggregation of investment categories.
PSCJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$37,671,487	$—	$—	$37,671,487
Total Investments in Securities	$—	$37,671,487	$—	$—	$37,671,487
Liabilities
Options Written	$—	$797,940	$—	$—	$797,940
Total Investments in Securities	$—	$797,940	$—	$—	$797,940

^	See the Schedules of Investments for further disaggregation of investment categories.
PSCQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$15,231,294	$—	$—	$15,231,294
Total Investments in Securities	$—	$15,231,294	$—	$—	$15,231,294
Liabilities
Options Written	$—	$408,793	$—	$—	$408,793
Total Investments in Securities	$—	$408,793	$—	$—	$408,793

^	See the Schedules of Investments for further disaggregation of investment categories.

83

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NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
PSFM

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$25,078,461	$—	$—	$25,078,461
Total Investments in Securities	$—	$25,078,461	$—	$—	$25,078,461
Liabilities
Options Written	$—	$600,704	$—	$—	$600,704
Total Investments in Securities	$—	$600,704	$—	$—	$600,704

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$49,713,356	$—	$—	$49,713,356
Total Investments in Securities	$—	$49,713,356	$—	$—	$49,713,356
Liabilities
Options Written	$—	$2,974,523	$—	$—	$2,974,523
Total Investments in Securities	$—	$2,974,523	$—	$—	$2,974,523

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$27,772,765	$—	$—	$27,772,765
Total Investments in Securities	$—	$27,772,765	$—	$—	$27,772,765
Liabilities
Options Written	$—	$925,351	$—	$—	$925,351
Total Investments in Securities	$—	$925,351	$—	$—	$925,351

^	See the Schedules of Investments for further disaggregation of investment categories.

84

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NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
PSFO

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$15,258,218	$—	$—	$15,258,218
Total Investments in Securities	$—	$15,258,218	$—	$—	$15,258,218
Liabilities
Options Written	$—	$676,600	$—	$—	$676,600
Total Investments in Securities	$—	$676,600	$—	$—	$676,600

^	See the Schedules of Investments for further disaggregation of investment categories.
PSFF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$375,707,875	$—	$—	$—	$375,707,875
Total Investments in Securities	$375,707,875	$—	$—	$—	$375,707,875

PSMR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$72,367,535	$—	$—	$72,367,535
Total Investments in Securities	$—	$72,367,535	$—	$—	$72,367,535
Liabilities
Options Written	$—	$1,936,157	$—	$—	$1,936,157
Total Investments in Securities	$—	$1,936,157	$—	$—	$1,936,157

^	See the Schedules of Investments for further disaggregation of investment categories.
PSMD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$72,610,724	$—	$—	$72,610,724
Total Investments in Securities	$—	$72,610,724	$—	$—	$72,610,724
Liabilities
Options Written	$—	$5,160,255	$—	$—	$5,160,255
Total Investments in Securities	$—	$5,160,255	$—	$—	$5,160,255

^	See the Schedules of Investments for further disaggregation of investment categories.

85

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NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
PSMJ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$80,483,074	$—	$—	$80,483,074
Total Investments in Securities	$—	$80,483,074	$—	$—	$80,483,074
Liabilities
Options Written	$—	$2,576,063	$—	$—	$2,576,063
Total Investments in Securities	$—	$2,576,063	$—	$—	$2,576,063

^	See the Schedules of Investments for further disaggregation of investment categories.
PSMO

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$67,753,189	$—	$—	$67,753,189
Total Investments in Securities	$—	$67,753,189	$—	$—	$67,753,189
Liabilities
Options Written	$—	$2,644,215	$—	$—	$2,644,215
Total Investments in Securities	$—	$2,644,215	$—	$—	$2,644,215

^	See the Schedules of Investments for further disaggregation of investment categories.
(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation on the instrument.
OPTIONS CONTRACTS – In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.
Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or

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receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2024, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCX	$20,927,858	$1,395,068
PSMD	72,610,724	5,160,255
PSFD	49,713,356	2,974,523
PSCW	38,043,688	688,682
PSMR	72,367,535	1,936,157
PSFM	25,078,461	600,704
PSCJ	37,671,487	797,940
PSMJ	80,483,074	2,576,063
PSFJ	27,772,765	925,351
PSCQ	15,231,294	408,793
PSMO	67,753,189	2,644,215
PSFO	15,258,218	676,600

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The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCX	$2,030,641	$(604,099)	$2,454,284	$(989,097)
PSMD	6,266,539	(1,954,166)	9,284,311	(3,365,458)
PSFD	3,212,365	77,399	5,604,289	(1,403,293)
PSCW	2,548,230	(1,135,928)	3,334,542	(327,108)
PSMR	7,781,754	(3,145,341)	5,897,477	(672,838)
PSFM	4,057,766	(954,240)	1,667,844	(405,976)
PSCJ	2,305,469	(638,382)	2,047,482	(387,071)
PSMJ	9,850,813	(2,676,117)	5,256,794	(942,083)
PSFJ	3,932,025	331,416	2,559,335	(1,151,543)
PSCQ	2,496,685	(1,289,599)	10,273	(1,152)
PSMO	11,877,729	(5,929,062)	377,700	(110,680)
PSFO	3,989,146	(1,708,266)	106,931	(27,181)

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended October 31, 2024
	Investments	Written Options
PSCX	$18,961,378	$(940,994)
PSMD	68,448,364	(3,694,291)
PSFD	41,821,721	(2,033,301)
PSCW	26,915,896	(596,307)
PSMR	63,005,405	(1,929,605)
PSFM	23,138,431	(642,940)
PSCJ	19,958,582	(476,021)
PSMJ	66,508,287	(2,050,629)
PSFJ	26,878,438	(713,091)
PSCQ	9,665,213	(655,244)
PSMO	47,431,208	(3,480,205)
PSFO	15,843,786	(1,056,643)

A.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

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B.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year or period ended October 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2024, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) for the applicable funds, or expected to be taken in each of the Fund’s 2024 tax returns. During the year or period ended October 31, 2024, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income for USAI is declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS,QDPL, EAFG and QSIX are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

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H.
Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended October 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
USAI	$(2,171,786)	$ 2,171,786
BULD	(95,746)	95,746
ODDS	(148,337)	148,337
EAFG	17,015	(17,015)
QSIX	—	—
QDPL	(5,336,016)	5,336,016
PSCW	(2,946,585)	2,946,585
PSCX	(2,140,485)	2,140,485
PSCJ	(2,500,498)	2,500,498
PSCQ	(2,256,229)	2,256,229
PSFM	(5,358,262)	5,358,262
PSFD	(4,021,847)	4,021,847
PSFJ	(6,093,666)	6,093,666
PSFO	(4,109,260)	4,109,260
PSFF	(11,922,236)	11,922,236
PSMR	(9,156,337)	9,156,337
PSMD	(6,150,641)	6,150,641
PSMJ	(10,836,205)	10,836,205
PSMO	(11,557,527)	11,557,527

During the fiscal year ended October 31, 2024, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$ 1,978,990
BULD	97,131
ODDS	150,137
EAFG	(15,184)
QSIX	—
QDPL	5,902,624
PSCW	3,016,335
PSCX	2,200,534
PSCJ	2,568,793
PSCQ	2,284,286
PSFM	5,462,041
PSFD	4,155,387

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PSFJ	$6,295,176
PSFO	4,169,642
PSFF	12,173,994
PSMR	9,300,073
PSMD	6,386,205
PSMJ	11,206,604
PSMO	11,432,106

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser an advisory fee at an annual rate based on the Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
USAI	0.75%	0.75%
ODDS	0.60%	0.60%
BULD	0.60%	0.60%
EAFG	0.65%	0.65%
QSIX	0.60%	0.60%
QDPL	0.60%[1]	0.79%
PSCW	0.60%[2]	0.75%
PSCX	0.60%[2]	0.75%
PSCJ	0.60%[2]	0.75%
PSCQ	0.60%[2]	0.75%
PSFM	0.60%[2]	0.75%
PSFD	0.60%[2]	0.75%
PSFJ	0.60%[2]	0.75%
PSFO	0.60%[2]	0.75%
PSFF	0.12%[2]	0.18%
PSMR	0.60%[2]	0.75%
PSMD	0.60%[2]	0.75%
PSMJ	0.60%[2]	0.75%
PSMO	0.60%[2]	0.75%

[1]	The new advisory fee took effect on February 1, 2024
[2]	The new advisory fee took effect on March 1, 2024
Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of QDPL and QSIX, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to QDPL and QSIX, Metaurus is compensated by the Adviser from the management fees paid by QDPL and QSIX to the Adviser.

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The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year ended October 31, 2024.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of October 31, 2024, USAI had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.
During the year ended October 31, 2024, USAI had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2024.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$ 10,336,726

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

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NOTE 7 – DERIVATIVES TRANSACTIONS
The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
The following tables represent a summary of the value of derivative instruments as of October 31, 2024 and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2024:
QDPL
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2024

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$4,240,062

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2024 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$723,267	Equity Contracts - Futures	$3,256,075

The average monthly value of long futures during the period ended October 31, 2024 in QDPL was $48,292,828.
QSIX
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2024

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at Broker for Futures	$23,627

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2024 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$0	Equity Contracts - Futures	$23,627

The average monthly value of long futures during the period ended October 31, 2024 in QSIX was $871,000.

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NOTE 8 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2024:
Assets

Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
QDPL
Futures Contracts	$6,295,149	$ —	$ 6,295,149	$6,295,149	$ —	$ —
QSIX
Futures Contracts	$323,628	$—	$323,628	$323,628	$—	$—

Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$10,336,726	$ —	$10,336,726	$10,336,726	$ —	$ —

NOTE 9 – INVESTMENT TRANSACTIONS
For the year ended October 31, 2024, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$12,337,408	$11,974,198
BULD	175,946	183,600
ODDS	417,220	427,036
EAFG	244,556	247,213
QSIX	5,731,183	—
QDPL	78,159,221	23,687,606
PSCW	12,632,119	1,482,354
PSCX	12,595,323	562,752
PSCJ	13,827,506	263,319
PSCQ	1,056,992	4,920
PSFM	22,142,250	1,567,514
PSFD	25,100,280	1,510,406
PSFJ	25,953,885	2,908,528
PSFO	1,418,940	32,925
PSFF	165,322,970	—
PSMR	41,102,510	10,641,526
PSMD	45,522,157	2,004,174
PSMJ	59,923,984	1,886,736
PSMO	5,411,465	15,101

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For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
USAI	$7,656,793	$3,249,787
BULD	—	785,941
ODDS	434,439	430,531
EAFG	1,003,882	485,100
QSIX	—	—
QDPL	305,908,115	14,852,363
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	174	8,001,919
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	1,241	12,359,574
PSFF	56,560,062	66,408,338
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	2,876	39,731,221

For the year ended October 31, 2024, U.S. Government transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
USAI	$—	$—
BULD	—	—
ODDS	—	—
EAFG	—	—
QSIX	—	—
QDPL	36,371,361	8,500,000
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSFF	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—

95

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES
PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying Buffer ETFs”). Certain Underlying ETFs may also be sub-advised by Swan. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash, short-term U.S. Treasury securities, or high yield corporate bonds or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.
PSFF had the following transactions during the current fiscal year with affiliates:

	Share Activity
Security Name	Balance November 1, 2023	Purchases	Sales	Balance October 31, 2024
PSCW	327,442	1,196,218	(210,962)	1,312,698
PSCX	308,978	342,793	(111,788)	539,983
PSCJ	313,311	1,067,557	(139,961)	1,240,907
PSCQ	214,178	281,796	(57,497)	438,477
PSFM	472,770	160,791	(118,686)	514,875
PSFD	437,034	482,632	(157,833)	761,833
PSFJ	483,971	277,006	(141,629)	619,348
PSFO	380,730	134,055	(96,435)	418,350
PSMR	1,013,302	1,364,396	(376,062)	2,001,636
PSMD	1,183,273	1,301,950	(426,665)	2,058,558
PSMJ	1,185,133	1,505,674	(391,295)	2,299,512
PSMO	1,070,760	565,315	(272,539)	1,363,536

	year Ended October 31, 2024
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCW	$33,614,520	$ —	$619,904	$2,843,156
PSCX	14,695,151	—	398,095	1,607,968
PSCJ	32,371,045	—	641,128	1,888,682
PSCQ	11,413,556	—	274,623	603,472
PSFM	14,929,264	—	567,286	2,263,086
PSFD	24,723,385	—	1,032,526	2,943,626
PSFJ	17,675,263	—	839,378	2,625,707
PSFO	11,764,044	—	600,261	1,281,999
PSMR	54,720,925	—	1,495,890	5,277,793
PSMD	59,024,416	—	1,986,958	6,058,365
PSMJ	63,933,562	—	2,232,499	5,652,049
PSMO	36,842,744	—	1,485,446	2,875,342
Total	$375,707,875	$—	$12,173,994	$35,921,245

96

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 11 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2024, were as follows:

	USAI	BULD	ODDS	EAFG	QSIX
Tax cost of investments	$53,921,805	$837,007	$929,702	$483,458	$5,731,183
Gross tax unrealized appreciation	22,421,810	142,959	149,726	24,229	180,658
Gross tax unrealized depreciation	(2,364,842)	(159,378)	(131,958)	(20,752)	(169,761)
Net tax unrealized appreciation (depreciation)	20,056,968	(16,419)	17,768	3,477	10,897
Undistributed ordinary income	—	521	1,881	3,981	9,048
Undistributed long-term gain	—	—	—	—	14,177
Total distributable earnings	—	521	1,881	3,981	23,225
Other accumulated (loss)	(682,867)	(23,653)	(46,529)	(18,912)	—
Total accumulated gain (loss)	$19,374,101	$(39,551)	$(26,880)	$(11,454)	$34,122

	QDPL	PSCW	PSCX	PSCJ	PSCQ
Tax cost of investments	$516,828,300	$34,183,078	$17,416,053	$35,587,813	$14,890,826
Gross tax unrealized appreciation	81,495,855	4,058,183	3,564,908	1,718,783	80,898
Gross tax unrealized depreciation	(16,592,570)	(886,255)	(1,448,171)	(433,049)	(149,223)
Net tax unrealized appreciation (depreciation)	64,903,285	3,171,928	2,116,737	1,285,734	(68,325)
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	—	(2,579,221)	(1,562,802)	(1,388,503)	(1,644,650)
Total accumulated gain (loss)	$64,903,285	$592,707	$553,935	$(102,769)	$(1,712,975)

	PSFM	PSFD	PSFJ	PSFO	PSFF
Tax cost of investments	$22,643,019	$41,705,379	$25,944,903	$14,644,365	$333,192,583
Gross tax unrealized appreciation	2,473,261	8,851,406	1,303,085	52,208	42,665,954
Gross tax unrealized depreciation	(638,523)	(3,817,952)	(400,574)	(114,955)	(150,662)
Net tax unrealized appreciation (depreciation)	1,834,738	5,033,454	902,511	(62,747)	42,515,292
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(4,308,240)	(2,402,088)	(2,879,036)	(2,676,718)	(414,343)
Total accumulated gain (loss)	$(2,473,502)	$2,631,366	$(1,976,525)	$(2,739,465)	$42,100,949

97

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)

	PSMR	PSMD	PSMJ	PSMO
Tax cost of investments	$64,876,259	$60,336,187	$74,768,275	$65,253,496
Gross tax unrealized appreciation	7,654,179	12,859,713	4,142,962	269,037
Gross tax unrealized depreciation	(2,099,060)	(5,745,431)	(1,004,226)	(413,559)
Net tax unrealized appreciation (depreciation)	5,555,119	7,114,282	3,138,736	(144,522)
Undistributed ordinary income	—	—	—	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated (loss)	(7,041,871)	(2,626,198)	(5,283,863)	(8,388,907)
Total accumulated gain (loss)	$(1,486,752)	$4,488,084	$(2,145,127)	$(8,533,429)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2024, the Funds, on a tax basis, did not defer any post-October.
At October 31, 2024, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
BULD	—
ODDS	—
EAFG	—
QSIX	—
QDPL	—
PSCW	149,872
PSCX	108,640
PSCJ	110,921
PSCQ	58,567
PSFM	129,576
PSFD	224,290
PSFJ	146,545
PSFO	90,938
PSFF	283,870
PSMR	332,497
PSMD	354,022
PSMJ	342,507
PSMO	236,686

98

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
At October 31, 2024, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$(579,395)	$(103,256)	Indefinite
BULD	(17,775)	(5,827)	Indefinite
ODDS	(31,139)	(15,359)	Indefinite
EAFG	(18,912)	—	Indefinite
QSIX	—	—	Indefinite
QDPL	—	—	Indefinite
PSCW	(2,273,932)	(155,417)	Indefinite
PSCX	(993,410)	(460,752)	Indefinite
PSCJ	(1,169,445)	(108,137)	Indefinite
PSCQ	(1,280,738)	(305,345)	Indefinite
PSFM	(3,997,099)	(181,565)	Indefinite
PSFD	(1,953,225)	(224,573)	Indefinite
PSFJ	(2,096,487)	(636,003)	Indefinite
PSFO	(1,924,649)	(660,680)	Indefinite
PSFF	(130,264)	(209)	Indefinite
PSMR	(6,534,036)	(175,338)	Indefinite
PSMD	(1,523,169)	(749,007)	Indefinite
PSMJ	(4,475,229)	(426,279)	Indefinite
PSMO	(6,607,114)	(1,545,106)	Indefinite

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2024, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,396,764	$—	$1,033,236
BULD	1,389	—	—
ODDS	3,734	—	—
EAFG	8,278	—	—
QSIX	—	—	—
QDPL	5,620,734	2,051,768	13,454,992
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—

99

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2023, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$572,644	$—	$1,917,356
BULD	3,412	—	723
ODDS	6,600	—	—
EAFG	8,278	—	—
QSIX	—	—	—
QDPL	897,292	85,981	3,763,619
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	6,428
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—

NOTE 13 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 14 – SUBSEQUENT EVENTS
On November 20, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of November 21, 2024, Payable November 27, 2024, as follows:

	Ordinary Income	Per Share Amount
USAI	$216,000	$0.12000000

100

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
On December 26, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of December 27, 2024, Payable January 2, 2025, as follows:

	Ordinary Income	Per Share Amount
USAI	$234,000	$ 0.12000000
BULD	521	0.01302500
ODDS	1,980	0.04950000
EAFG	4,536	0.18144000
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—

On December 27, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of December 30, 2024, Payable January 3, 2025, as follows:

	Ordinary Income	Per Share Amount
PSFF	$ —	$ —

On December 30, 2024, the following Funds declared a distribution from ordinary income to shareholders of record as of December 31, 2024, Payable January 2, 2025, as follows:

	Ordinary Income	Per Share Amount
QSIX	$70,960	$0.35480000
QDPL	$10,020,360	$0.52850000

101

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Pacer Funds Trust and the Shareholders of Pacer American Energy Independence ETF, Pacer BlueStar Digital Entertainment ETF, Pacer BlueStar Engineering the Future ETF, Pacer Developed Markets Cash Cows Growth Leaders ETF, Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Conservative (January) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Conservative (October) ETF, Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Flex (January) ETF, Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Flex (October) ETF, Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Moderate (January) ETF, Pacer Swan SOS Moderate (July) ETF and Pacer Swan SOS Moderate (October) ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Pacer American Energy Independence ETF (“USAI”), Pacer BlueStar Digital Entertainment ETF (“ODDS”), Pacer BlueStar Engineering the Future ETF (“BULD”), Pacer Developed Markets Cash Cows Growth Leaders ETF (“EAFG”), Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (“QSIX”), Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Conservative (January) ETF (“PSCX”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”), Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Flex (January) ETF (“PSFD”), Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Flex (October) ETF (“PSFO”), Pacer Swan SOS Fund of Funds ETF (“PSFF”), Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Moderate (January) ETF (“PSMD”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”) and Pacer Swan SOS Moderate (October) ETF (“PSMO”) and (collectively the “Funds”), each a series of the Pacer Funds Trust (the “Trust”) including the schedules of investments, schedules of written options and schedules of futures contracts, as of October 31, 2024, the related statements of operations, the statements of changes in net assets, the related notes and the financial highlights for the periods indicated in the table below (collectively, referred to as the “financial statements”).
The financial highlights for the year ended November 30, 2019 for the USAI Fund were audited by other auditors whose opinion dated January 28, 2020, expressed an unqualified opinion on those financial statements.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of October 31, 2024, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer American Energy Independence ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and for the period December 1, 2019 to October 31, 2020
Pacer BlueStar Digital Entertainment ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024 and 2023 and for the period April 7, 2022 to October 31, 2022
Pacer Blue Star Engineering the Future ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024 and 2023 and for the period May 4, 2022 to October 31, 2022
Pacer Developed Markets Cash Cows Growth Leaders ETF	For the period March 20, 2024 through October 31, 2024	For the period March 20, 2024 through October 31, 2024	For the period March 20, 2024 through October 31, 2024
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	For the period September 23, 2024 through October 31, 2024	For the period September 23, 2024 through October 31, 2024	For the period September 23, 2024 through October 31, 2024
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	For the year ended October 31, 2024	For the year ended October 31, 2024, for the period May 1, 2023 through October 31, 2023, and the year ended April 30, 2023	For the year ended October 31, 2024, for the period May 1, 2023 through October 31, 2023, for the year ended April 30, 2023 and the period July 12, 2021 through April 30, 2022

102

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Swan SOS Conservative (April) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Conservative (January) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Conservative (July) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Conservative (October) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (April) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Flex (January) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Flex (July) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (October) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Swan SOS Fund of Funds ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period December 29, 2020 to October 31, 2021
Pacer Swan SOS Moderate (April) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Moderate (January) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Moderate (July) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Moderate (October) ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021

103

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for the Pacer Funds Trust since 2015

Huntingdon Valley, Pennsylvania
December 30, 2024

104

Pacer Funds
Additional Information
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income (QDI) was as follows:

QDI
USAI	100%
BULD	100%
ODDS	95.22%
EAFG	97.73%
QSIX	0%
QDPL	75.95%
PSCW	0%
PSCX	0%
PSCJ	0%
PSCQ	0%
PSFM	0%
PSFD	0%
PSFJ	0%
PSFO	0%
PSFF	0%
PSMR	0%
PSMD	0%
PSMJ	0%
PSMO	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction (DRD) for the fiscal year ended October 31, 2024 was as follows:

DRD
USAI	72.05%
BULD	100%
ODDS	1.82%
EAFG	0%
QSIX	0%
QDPL	73.12%
PSCW	0%
PSCX	0%
PSCJ	0%
PSCQ	0%
PSFM	0%
PSFD	0%
PSFJ	0%
PSFO	0%

105

Pacer Funds
Additional Information(Continued)

DRD
PSFF	0%
PSMR	0%
PSMD	0%
PSMJ	0%
PSMO	0%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain (STCG) distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

STCG
USAI	0%
BULD	0%
ODDS	0%
EAFG	0%
QSIX	0%
QDPL	27.83%
PSCW	0%
PSCX	0%
PSCJ	0%
PSCQ	0%
PSFM	0%
PSFD	0%
PSFJ	0%
PSFO	0%
PSFF	0%
PSMR	0%
PSMD	0%
PSMJ	0%
PSMO	0%

Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Per Share
			Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$ —	$ —	$ —	$ —
BULD	8,423	909	0.21	0.02
ODDS	—	—	—	—
EAFG	14,550	2,179	0.58	0.09
QSIX	—	—	—	—
QDPL	—	—	—	—
PSCW	—	—	—	—
PSCX	—	—	—	—
PSCJ	—	—	—	—
PSCQ	—	—	—	—
PSFM	—	—	—	—
PSFD	—	—	—	—

106

Pacer Funds
Additional Information(Continued)

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Per Share
			Gross Foreign Source Income	Foreign Taxes Passthrough
PSFJ	$—	$—	$—	$—
PSFO	—	—	—	—
PSFF	—	—	—	—
PSMR	—	—	—	—
PSMD	—	—	—	—
PSMJ	—	—	—	—
PSMO	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted daily on its website at www.PacerETFs.com.
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
USAI, GCOW, COWZ, PTEU, PWS and COWG
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer Trendpilot European ETF, Pacer Wealthshield ETF, and Pacer US Large Cap Cash Cows Growth Leaders ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

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The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.
Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.
Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed, a comparison of each September Renewal Fund’s performance for the one-year, three-year, five-year and since inception periods (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each of the September Renewal Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.

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Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
PACER SWAN SOS FUNDS
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2024 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “SOS ETFs Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Conservative ETF, Pacer Swan SOS Moderate ETF, and Pacer Swan SOS Flex ETF (each, a “Fund” together, the “Funds”). The Board also considered the continuation of the investment sub-advisory agreement (the “Swan Sub-Advisory Agreement”) between the Advisor and Swan Global Management (referred to as “Swan” or the “Sub-Advisor”) with respect to each Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor, Sub-Advisor as well as the Trust’s

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other service providers. Prior to deciding to approve the renewal of the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement.
Representatives from the Adviser and Swan presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Swan’s services, fees and other aspects of the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (2) the Adviser’s and Swan’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (3) the Adviser’s and Swan’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Swan is prepared to provide to the SOS ETFs; (5) the advisory fee payable by each SOS ETF to the Adviser for its services and the sub-advisory fee payable to Swan by the Adviser under the Swan Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Swan.
In considering the approval of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Swan, including the performance of the Adviser and Swan with respect to the SOS ETFs; (ii) the costs and benefits, including the fee to be paid to the Adviser by the SOS ETFs, of the advisory services to be provided to the SOS ETFs; (iii) the fee paid to Swan by the Adviser; and (iv) potential economies of scale.
•
Nature, Extent and Quality of Services to be Provided by the Adviser and Swan. The Board reviewed the scope of services provided by the Adviser under the SOS ETFs Advisory Agreement and Swan under the Swan Sub-Advisory Agreement. In this regard, the Trustees reviewed SOS ETFs’ investment goal and investment strategy, and each of the Adviser’s and Swan’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Swan, the Board noted that the Sub-Advisor has assets allocated to it by the Adviser and considered Swan’s ability to ensure compliance with SOS ETF’s strategies, policies, and limitations. The Board reviewed, a comparison of each SOS ETF’s performance for the one-year and since inception periods ended June 30, 2024, to that of the S&P 500 Price Return Index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with the S&P 500 Price Return Index. The Board noted that each of the SOS ETF’s generally performed in line with its investment objective over the relevant periods. The Trustees also considered the successful performance of Swan in managing each SOS ETF. In addition, the Trustees reviewed the management team at the Adviser and Swan that is responsible for managing each SOS ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Swan and any potential conflicts. They discussed the personnel changes at Swan and considered the quality of the professionals brought in to replace such personnel.

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Based on its review, the Board determined that each of the Adviser and Swan is capable of providing all necessary advisory and sub-advisory services required by each SOS ETF, as indicated by the Adviser’s and Swan’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each SOS ETF relative to the S&P 500 Price Return Index and other products managed by the Adviser and Swan with similar investment objectives and strategies as each SOS ETF, as applicable. The Board also considered other services provided to each SOS ETF by the Adviser and Swan, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each SOS ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each SOS ETF by the Adviser and Swan, respectively.
•
Costs and Benefits of Advisory Services to be Provided to each SOS ETF. In considering the advisory fees payable by the Trust to the Adviser and each SOS ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared each SOS ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each SOS ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each SOS ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with each SOS ETF, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each SOS ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Costs and Benefits of Swan’s Sub-Advisory Advisory Services to be Provided to each SOS ETF. The Board noted that the sub-advisory fees paid to Swan are paid by the Adviser and would not be additional fees to be borne by each SOS ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Swan. In considering the sub-advisory fees payable by the Adviser to Swan, the Board evaluated the compensation and benefits received or likely to be received by Swan from the Adviser relating to the services provided to each SOS ETF. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Swan under the Swan Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Advisor as the assets of the SOS ETFs may grow in the future. In considering the extent to which economies of scale would be realized as the SOS ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each SOS ETF’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each SOS ETF, the Trustees considered that, while

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the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Advisor’s fees and the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor and the Sub-Advisor, respectively, to each Fund; and (c) agreed to approve the renewal of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
NOTE 6 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FUND
QSIX
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (the “Fund”). The Board also considered the approval of the investment sub-advisory agreement (the “Metaurus Sub-Advisory Agreement”) between the Adviser and Metaurus Advisors LLC (“Metaurus” or the “Sub-Adviser”) with respect to the Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Advisory Agreement and the Metaurus Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Advisory Agreement and Metaurus Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Advisory Agreement and the Metaurus Sub-Advisory Agreement.
Representatives from the Adviser and Metaurus presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Metaurus’ services, fees and other aspects of the Advisory Agreement and Metaurus Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement and Metaurus Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Advisory Agreement and the Metaurus Sub-Advisory Agreement; (2) the Adviser’s and Metaurus’ responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Advisory Agreement and the Metaurus Sub-Advisory Agreement; (3) the Adviser’s and Metaurus’ Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Metaurus is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser

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for its services and the sub-advisory fee payable to Metaurus by the Adviser under the Metaurus Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds and the Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Metaurus.
In considering the approval of the Advisory Agreement and the Metaurus Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Metaurus; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; (iii) the fee paid to Metaurus by the Adviser; and (iv) potential economies of scale.
•
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser. The Trustees considered the scope of services to be provided under the Advisory Agreement between the Fund and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees considered the methodology of the Fund’s underlying index and the performance results provided at the Meeting for such index. The Trustees also considered the Fund’s investment strategy and the manner in which the Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with any exemptive order applicable to the Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

•
Nature, Extent and Quality of Services to be Provided by the Sub-Advisor. The Board reviewed the scope of services provided by the Sub-Advisor under the Metaurus Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy. With respect to sub-advisory services to be provided by the Sub-Advisor, the Board noted that Sub-Advisor has assets allocated to it by the Adviser and considered the Sub-Advisor’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. The Trustees also considered the Sub-Advisor’s role in developing the index methodologies that will be tracked by the Sub-Advisor when managing the Fund. In addition, the Trustees reviewed the management team at the Sub-Advisor that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Sub-Advisor and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Advisor in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance programs as such relates to the operation of the Fund.

Based on its review, the Board determined that the Adviser and the Sub-Advisor are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Adviser’s and the Sub-Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board also considered other services provided to the Fund by the Adviser and the Sub-Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

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Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Advisor , respectively.
•
Cost of Advisory Services Provided and Economies of Scale. In considering the advisory fees payable by the Fund to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage the Fund.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Costs of Sub-Advisor’s Services to be Provided to the Fund. The Board noted that the sub-advisory fees paid to the Sub-Advisor are paid by the Adviser and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and the Sub-Advisor. In considering the sub-advisory fees payable by the Adviser to Sub-Adviser, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Advisor from the Adviser relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Sub-Advisor under the Metaurus Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisor.
•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and Metaurus as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.

114

Pacer Funds
Additional Information(Continued)
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Advisory Agreement and Metaurus-Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable; (b) concluded that the Adviser’s fees and Metaurus’ fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and Metaurus to the Fund; and (c) agreed to approve the Advisory Agreement and Metaurus Sub-Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

115

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090
MV Index Solutions
Kreuznacher Str. 30,
60486 Frankfurt am
Main, Germany
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Swan Global Management, LLC
20 Ridge Top Palmas Del Mar
Humacao, PR 00791
Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title) *	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	8/27/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	8/27/2025

By (Signature and Title) *	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	8/27/2025

* Print the name and title of each signing officer under his or her signature.